UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21158
                                                     ---------------------

            Nuveen North Carolina Dividend Advantage Municipal Fund 3
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: May 31
                                           ------------------

                  Date of reporting period: November 30, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT November 30, 2005

Nuveen Investments
Municipal Exchange-Traded
Closed-End Funds

                                    NUVEEN GEORGIA PREMIUM INCOME MUNICIPAL FUND
                                                                             NPG

                                NUVEEN GEORGIA DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NZX

                              NUVEEN GEORGIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NKG

                             NUVEEN NORTH CAROLINA PREMIUM INCOME MUNICIPAL FUND
                                                                             NNC

                         NUVEEN NORTH CAROLINA DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NRB

                       NUVEEN NORTH CAROLINA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NNO

                       NUVEEN NORTH CAROLINA DIVIDEND ADVANTAGE MUNICIPAL FUND 3
                                                                             NII


Photo of: Man, woman and child at the beach.
Photo of: A child.

DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)

                                                        LOGO: NUVEEN Investments

Photo of: Woman
Photo of: Man and child
Photo of: Woman

NOW YOU CAN RECEIVE YOUR
NUVEEN FUND REPORTS FASTER.

NO MORE WAITING.
SIGN UP TODAY TO RECEIVE NUVEEN FUND INFORMATION BY E-MAIL.

It only takes a minute to sign up for E-Reports. Once enrolled, you'll receive an e-mail as soon as your Nuveen Investments Fund information is ready -- no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report, and save it on your computer if you wish.


                             ----------------------
                               DELIVERY DIRECT TO
                                YOUR E-MAIL INBOX
                             ----------------------


IT'S FAST, EASY & FREE:

WWW.INVESTORDELIVERY.COM
if you get your Nuveen Fund dividends
and statements from your financial
advisor or brokerage account.

OR

WWW.NUVEEN.COM/ACCOUNTACCESS
if you get your Nuveen Fund dividends
and statements directly from Nuveen.

(Be sure to have the address sheet that accompanied this report handy. You'll need it to complete the enrollment process.)

Logo :NUVEEN Investments

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


Chairman's
      LETTER TO SHAREHOLDERS

I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please see the Portfolio Manager's Comments and Performance Overview sections of this report.

As we enter a new year, many are trying to determine how to best position their investments to take advantage of the opportunities that may lie ahead. Nobody knows what the market will do in the future or what investments will turn out to be tomorrow's best performers. But from our experience, we do know that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in helping you achieve your long-term financial goals. fact, a well-diversified portfolio may actually help to reduce your overall investment risk over the long term. That is one reason why we believe that a municipal bond investment like your Fund can be an important building block in a comprehensive investment program designed to perform well in a variety of market conditions.


"IN FACT, A WELL-DIVERSIFIED PORTFOLIO MAY ACTUALLY HELP TO REDUCE YOUR OVERALL INVESTMENT RISK OVER THE LONG TERM."


As an added convenience for you, I urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy - see the inside front cover of this report for instructions.

As we noted in our last shareholder report, The St. Paul Travelers Companies, Inc., which had owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser), had sold a substantial portion of its stake in Nuveen. Since then, St. Paul has sold the balance of its shares to Nuveen Investments or to others. Please be assured that these transactions only affected Nuveen's corporate structure, and they do not have any impact on the investment objectives or management of your Fund.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

January 17, 2006

Nuveen Investments Georgia and North Carolina Municipal Exchange-Traded Closed-End Funds (NPG, NZX, NKG, NNC, NRB, NNO, NII)

Portfolio Manager's
        COMMENTS


Portfolio manager Cathryn Steeves discusses key investment strategies and the six-month performance of these seven Funds. Cathryn, who joined Nuveen in 1996, has managed the Funds since 2004.


WHAT KEY STRATEGIES WERE USED TO MANAGE THE GEORGIA AND NORTH CAROLINA FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED NOVEMBER 30, 2005?

Over this period, shorter-term interest rates rose faster than longer-term rates. As a result, bond valuations generally declined and the yield curve flattened, meaning shorter-term rates approached the levels of longer-term rates. In this environment, one of our key strategies continued to be careful duration management. (Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.)

To help us maintain the Funds' durations within our desired range, we selectively sold holdings with shorter durations, including pre-refunded bonds. When we sold these shorter duration bonds, we tried to reinvest the proceeds further out on the yield curve by looking for the most attractive opportunities and the best values. Often this led us to bonds that mature in 25 to 30 years, although we did find some issues that mature in 10 to 15 years.

In NZX, NKG, NNO and NII, our duration management strategies also included the use of forward interest rate swaps, a type of derivative financial instrument. As discussed in our last shareholder report, we began using these swaps in late 2004 in an effort to reduce the interest rate risk in these Funds. These hedges were not an attempt to profit from correctly predicting the timing and direction of interest rate movements. Instead, our sole objective was to reduce the duration (and the resulting price sensitivity) of these Funds without having a negative impact on their income streams or common share dividends over the short term. This hedging strategy was effective in achieving the intended goal of helping to reduce net asset value (NAV) volatility in NZX, and we removed the hedge prior to the end of the reporting period. The hedges on NKG, NNO and NII remained in place as of November 30, 2005. During this reporting period, the hedges had a positive impact on the performance of these three Funds. As long-term interest rates rose, the value of the hedges increased while valuations of the Funds' holdings generally declined.

In addition to duration management, we continued to maintain weightings of bonds rated BBB or lower. However, lower-rated credits generally performed well during this period. New issue supply of lower-rated credits was limited and yield spreads were narrow. As a result there were fewer attractive opportunities to purchase additional lower-rated bonds for these Funds at attractive prices. In Georgia, most of the additions to our Funds were insured or higher-rated bonds, including those issued by Atlanta Water and Sewer were purchased for all three Georgia Funds, and by Savannah Economic Development Authority for Armstrong Center, which were added to NPG and NZX. We also took advantage of the greater issuance of healthcare bonds in the North Carolina market to make some attractive purchases in that sector. In general, the increase in Georgia and North Carolina municipal supply during this period helped us to further diversify the Funds' portfolios.

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as for relevant indexes and group averages, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 11/30/05

                           6- MONTH      1-YEAR         5-YEAR           10-YEAR
--------------------------------------------------------------------------------
GEORGIA FUNDS
--------------------------------------------------------------------------------
NPG                        -0.77%        4.77%          7.43%            6.56%
--------------------------------------------------------------------------------
NZX                        -0.49%        4.72%          NA               NA
--------------------------------------------------------------------------------
NKG                        -0.67%        4.95%          NA               NA
--------------------------------------------------------------------------------
NORTH CAROLINA FUNDS
--------------------------------------------------------------------------------
NNC                        -0.48%        4.30%          7.51%            6.69%
--------------------------------------------------------------------------------
NRB                         0.19%        5.40%          NA               NA
--------------------------------------------------------------------------------
NNO                        -0.45%        4.58%          NA               NA
--------------------------------------------------------------------------------
NII                        -0.10%        5.53%          NA               NA
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index1                 0.36%        3.88%          5.93%            5.73%
--------------------------------------------------------------------------------
Lipper Other States
Municipal Debt Funds
Average2                   -0.17%        5.49%          7.76%            6.43%
--------------------------------------------------------------------------------
*Six-month returns are cumulative returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.


1 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The Lipper Other States Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 43 funds; 1 year, 43 funds; 5 years, 18 funds; and 10 years, 18 funds. Fund and Lipper returns assume reinvestment of dividends.

For the six months ended November 30, 2005, the cumulative returns on NAV for these seven Funds underperformed the return on the Lehman Brothers Municipal Bond Index. However, each Fund outperformed the index over the most recent 12-month period. NRB and NII exceeded the average return for the Lipper Other States peer group, over the six month time frame, while NPG, NZX, NKG, NNC, and NNO trailed this group average. Please keep in mind that the Lipper Other States average represents the overall average of returns for funds from 10 different states displaying a variety of economic and municipal market conditions. We believe that makes direct comparisons between the returns of specific state funds with a multi-state group average less meaningful.

One of the factors affecting the Funds' six-month performance relative to that of the unleveraged Lehman Brothers index was the Funds' use of financial leverage. While leveraging provides opportunities for additional income and total returns for common shareholders when interest rates fall or remain consistently low (as has been the case over the past several years), this benefit is reduced when interest rates rise. With the increase in both short-term and long-term rates over this six-month period, the decline in value of the bonds in these Funds' portfolios was exacerbated by the effect of leveraging. In addition, the extent of the leverage benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. When short-term interest rates rise, as they did during this reporting period, the Funds' borrowing costs also rise, impacting the Funds' expenses, income streams and total returns. However, we remain convinced that leveraging is likely to benefit the performance of these Funds over the long term.

During this reporting period, all of the Funds benefited from their allocations of lower-quality credits, as bonds rated BBB or lower generally outperformed other credit quality sectors. As of November 30, 2005, the Georgia Funds had BBB and sub-investment grade weightings of between 8% and 12%, while the North Carolina Funds' allocations of BBB and non-rated bonds ranged from 3% to 8%.

Among the lower-rated bonds making contributions to the Funds' cumulative returns for this period were industrial development, housing, and hospital credits, as these sectors ranked as the top three performers among the Lehman Brothers municipal revenue sectors for the period.

Also contributing to the Funds' returns were tobacco bonds backed by the 1998 master tobacco settlement agreement, as the litigation environment improved and supply/demand dynamics drove tobacco bond prices higher. As of November 30, 2005, NPG and NKG held 1.3% and 2.1% of their portfolios, respectively, in tobacco bonds, while NII had allocated 2.4% of its portfolio to these securites.

During this period, NRB benefited from the pre-refunding of a large position in bonds issued by Broad River Water Authority, which accounted for approximately 3% of the Fund. NII also held a small position (less than 1%) in these bonds.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF NOVEMBER 30, 2005?

As of November 30, 2005, all seven of these Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 78% to 93%. Potential call exposure for the period from December 2005 through the end of 2007 ranged from zero in NKG to 3% in NZX and NNO, 8% in NPG, 11% in NII and NNC, and 12% in NRB. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

Dividend and Share Price
       INFORMATION



As noted, all seven of these Funds use leverage to potentially enhance opportunities for additional income for common shareholders. During periods of rising short-term interest rates, as was the case during this reporting period, leveraging expenses increase. This resulted in a single monthly dividend reduction in NPG, NRB and NNO over the six-month period ended November 30, 2005. The dividends of NZX, NKG, NNC and NII remained stable throughout this reporting period. (On December 1, 2005, NPG and NNC announced monthly dividend reductions.)

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of November 30, 2005, NPG, NZX, NNC, NRB and NNO had positive UNII balances for both financial statement and tax purposes. NKG and NII had positive UNII balances for tax purposes and negative UNII balances for financial statement purposes.

At the end of the reporting period, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                       11/30/05                   6-MONTH AVERAGE
               PREMIUM/DISCOUNT                  PREMIUM/DISCOUNT
--------------------------------------------------------------------------------
NPG                       +1.16%                           +7.30%
--------------------------------------------------------------------------------
NZX                      +10.21%                           +8.96%
--------------------------------------------------------------------------------
NKG                       -6.73%                           -4.99%
--------------------------------------------------------------------------------
NNC                       -1.23%                           +9.02%
--------------------------------------------------------------------------------
NRB                      +12.37%                          +11.57%
--------------------------------------------------------------------------------
NNO                       +2.92%                           +5.38%
--------------------------------------------------------------------------------
NII                       -3.13%                           +1.24%
--------------------------------------------------------------------------------

Nuveen Georgia Premium Income Municipal Fund
NPG

Performance
     OVERVIEW As of November 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              68%
AA                               14%
A                                10%
BBB                               7%
BB or Lower                       1%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.0755
Jan                           0.0755
Feb                           0.0755
Mar                           0.0725
Apr                           0.0725
May                           0.0725
Jun                            0.069
Jul                            0.069
Aug                            0.069
Sep                            0.066
Oct                            0.066
Nov                            0.066

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/04                       16.4
                              16.65
                              16.44
                              16.65
                              16.98
                              17.02
                              16.91
                              16.61
                              16.52
                              16.51
                              16.57
                              16.43
                              16.38
                              16.15
                              16.16
                              16.17
                              16.24
                              16.19
                              16.29
                              16.28
                              16.25
                              16.38
                              16.47
                              16.47
                              17.15
                              17.2
                              17.09
                              17.28
                              16.51
                              16.43
                              16.45
                              16.44
                              16.56
                              16.69
                              16.66
                              16.68
                              16.56
                              16.85
                              16.8
                              16.79
                              16.82
                              16.81
                              16.97
                              17.1
                              17.35
                              17.28
                              17
                              17.65
                              17.53
                              17.42
                              17.16
                              17.1
                              17.1
                              17.18
                              17.18
                              17.18
                              17.6
                              17.7
                              17.54
                              17.43
                              17.35
                              17.15
                              17.2
                              16.9
                              17.2
                              17.1
                              16.95
                              16.7
                              16.38
                              16.15
                              16.08
                              16.02
                              15.76
                              15.76
                              15.65
                              15.6
                              15.6
                              15.01
                              15.25
                              15.19
                              15.12
                              15.12
                              15.3
                              15.36
                              15.54
                              15.53
                              15.45
                              15.45
                              15.45
                              15.38
                              15.64
                              15.35
                              15.4
                              15.51
                              15.51
                              15.62
                              15.65
                              15.55
                              15.5
                              15.54
                              15.55
                              15.55
                              15.65
                              15.78
                              15.78
                              15.66
                              15.52
                              15.71
                              15.72
                              15.77
                              15.64
                              15.94
                              15.82
                              15.76
                              15.76
                              15.69
                              15.94
                              16.17
                              16.47
                              16.41
                              16.23
                              16.5
                              16.5
                              16.5
                              16.52
                              16.7
                              16.94
                              16.99
                              17.28
                              17.14
                              16.91
                              16.93
                              16.95
                              16.95
                              16.74
                              16.78
                              16.75
                              16.74
                              16.9
                              16.9
                              16.85
                              16.85
                              16.85
                              16.95
                              16.77
                              16.8
                              16.69
                              16.75
                              16.81
                              16.84
                              16.8
                              16.45
                              16.54
                              16.54
                              16.54
                              16.93
                              16.88
                              16.63
                              16.62
                              16.86
                              16.86
                              16.86
                              16.86
                              16.79
                              16.75
                              16.75
                              16.42
                              16.47
                              16.47
                              16.47
                              16.6
                              16.56
                              16.5
                              16.8
                              16.32
                              16.3
                              16.23
                              16.26
                              16.25
                              15.94
                              16.05
                              16.09
                              15.96
                              16
                              15.95
                              15.74
                              15.77
                              15.76
                              15.65
                              15.74
                              15.78
                              15.66
                              15.95
                              16.01
                              16.3
                              15.95
                              15.95
                              16.03
                              16.22
                              16.22
                              16.31
                              16.12
                              15.88
                              15.7
                              15.6
                              15.59
                              15.44
                              15.33
                              15.14
                              15.36
                              15.36
                              15.43
                              15.5
                              15.5
                              15.58
                              15.8
                              15.59
                              15.8
                              15.56
                              15.77
                              15.7
                              15.63
                              15.63
                              16.05
                              16.01
                              16.01
                              15.9
                              15.88
                              15.88
                              15.79
                              15.8
                              15.8
                              15.85
                              16.05
                              16.1
                              16.1
                              16.1
                              15.8
                              15.33
                              15.37
                              15.46
                              15.45
                              15.3
                              15.23
                              15.23
                              15.1
                              14.8
                              14.63
                              14.5
                              14.55
                              14.45
                              14.45
                              14.8
                              14.8
11/30/05                      14.84


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.84
------------------------------------
Common Share
Net Asset Value               $14.67
------------------------------------
Premium/(Discount) to NAV      1.16%
------------------------------------
Market Yield                   5.34%
------------------------------------
Taxable-Equivalent Yield1      7.91%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $55,766
------------------------------------
Average Effective Maturity
on Securities (Years)          18.37
------------------------------------
Leverage-Adjusted Duration      8.53
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/20/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -8.85%        -0.77%
------------------------------------
1-Year         -5.02%         4.77%
------------------------------------
5-Year          6.92%         7.43%
------------------------------------
10-Year         7.92%         6.56%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------

Healthcare                     22.5%
------------------------------------
Water and Sewer                17.8%
------------------------------------
Education and Civic
Organizations                  14.8%
------------------------------------
Tax Obligation/Limited         13.5%
------------------------------------
Utilities                       7.5%
------------------------------------
Tax Obligation/General          7.0%
------------------------------------
Housing/Single Family           4.8%
------------------------------------
Other                          12.1%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a net ordinary income distribution in December 2004 of $0.0049 per share.

Nuveen Georgia Dividend Advantage Municipal Fund
NZX

Performance
      OVERVIEW As of November 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              72%
AA                               10%
A                                 6%
BBB                              11%
BB or Lower                       1%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                            0.073
Jan                            0.073
Feb                            0.073
Mar                            0.073
Apr                            0.073
May                            0.073
Jun                            0.073
Jul                            0.073
Aug                            0.073
Sep                            0.073
Oct                            0.073
Nov                            0.073

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/04                       15.1
                              15.1
                              15.14
                              15.4
                              15.6
                              15.36
                              15.33
                              15.35
                              15.37
                              15.38
                              15.45
                              15.41
                              15.4
                              15.66
                              15.78
                              15.84
                              15.84
                              15.84
                              15.55
                              15.41
                              15.43
                              15.47
                              15.53
                              15.57
                              15.64
                              15.85
                              15.85
                              15.6
                              15.75
                              15.71
                              15.79
                              15.91
                              15.93
                              16.35
                              16.5
                              16.45
                              16.4
                              16.5
                              16.8
                              16.62
                              16.53
                              16.42
                              16.14
                              16.13
                              16.3
                              16.35
                              16.35
                              16.95
                              16.75
                              16.94
                              16.68
                              16.68
                              16.52
                              16.19
                              16.07
                              15.86
                              15.81
                              15.84
                              15.83
                              15.8
                              15.8
                              15.85
                              15.81
                              15.7
                              15.48
                              15.47
                              15.37
                              15.22
                              15.04
                              14.75
                              14.55
                              14.59
                              14.66
                              14.74
                              14.65
                              14.66
                              14.69
                              14.63
                              14.66
                              14.5
                              14.5
                              14.52
                              14.57
                              14.78
                              14.78
                              14.75
                              14.63
                              14.63
                              14.64
                              14.84
                              14.85
                              14.7
                              14.64
                              14.68
                              14.99
                              14.89
                              14.98
                              14.95
                              14.99
                              15.08
                              15.18
                              15.36
                              15.26
                              15.36
                              15.36
                              15.45
                              15.5
                              15.39
                              15.32
                              15.3
                              15.24
                              15.3
                              15.5
                              15.55
                              15.4
                              15.4
                              15.47
                              15.64
                              15.6
                              15.89
                              16
                              15.98
                              15.82
                              16
                              15.72
                              15.89
                              16.21
                              16.3
                              16.3
                              16.5
                              16.5
                              16.41
                              16.65
                              16.5
                              16.37
                              16.19
                              16.17
                              16.16
                              16.15
                              16
                              15.99
                              16.06
                              16.06
                              16
                              16.01
                              16.05
                              16.17
                              16.9
                              16.9
                              16.45
                              16.35
                              16.4
                              16.34
                              16.34
                              16.34
                              16.37
                              16.37
                              16.31
                              16.35
                              16.32
                              16.35
                              16.7
                              16.7
                              16.95
                              16.8
                              17.25
                              17.22
                              17.1
                              17.1
                              16.92
                              17.02
                              17.11
                              16.94
                              16.6
                              16.55
                              16.5
                              16.67
                              16.95
                              16.57
                              16.4
                              16
                              16.07
                              16
                              16.29
                              16.39
                              16.32
                              16.32
                              16.52
                              16.52
                              16.45
                              16.45
                              16.55
                              16.42
                              16.75
                              16.74
                              16.6
                              16.9
                              16.9
                              16.9
                              16.9
                              16.92
                              16.34
                              16.34
                              16.34
                              16.71
                              16.71
                              16.66
                              16.42
                              16.19
                              16.19
                              16.42
                              16.41
                              16.8
                              16.72
                              16.66
                              16.73
                              16.73
                              16.6
                              16.64
                              16.7
                              16.52
                              16.44
                              16.58
                              16.49
                              16.5
                              16.6
                              16.6
                              16.6
                              16.6
                              16.6
                              16.66
                              16.7
                              16.6
                              16.46
                              16.46
                              16.46
                              16.5
                              16.41
                              16.14
                              16.29
                              16.35
                              16.09
                              16
                              15.99
                              16.15
                              16.2
                              16.3
                              16.3
                              16.19
                              16.14
                              16.14
                              16.14
                              16.24
                              16.24
11/30/05                      16.3


FUND SNAPSHOT
------------------------------------
Common Share Price            $16.30
------------------------------------
Common Share
Net Asset Value               $14.79
------------------------------------
Premium/(Discount) to NAV     10.21%
------------------------------------
Market Yield                   5.37%
------------------------------------
Taxable-Equivalent Yield1      7.96%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $29,045
------------------------------------
Average Effective Maturity
on Securities (Years)          15.94
------------------------------------
Leverage-Adjusted Duration      8.75
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    5.31%        -0.49%
------------------------------------
1-Year         12.61%         4.72%
------------------------------------
Since
Inception       7.94%         6.78%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Education and Civic
Organizations                  20.2%
------------------------------------
Healthcare                     19.0%
------------------------------------
Water and Sewer                12.5%
------------------------------------
Utilities                      10.9%
------------------------------------
Tax Obligation/General          6.3%
------------------------------------
Housing/Single Family           6.3%
------------------------------------
Housing/Multifamily             5.7%
------------------------------------
U.S. Guaranteed                 5.2%
------------------------------------
Other                          13.9%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.0083 per share.

Nuveen Georgia Dividend Advantage Municipal Fund 2
NKG


Performance
     OVERVIEW As of November 30, 2005

Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              75%
AA                               14%
A                                 2%
BBB                               7%
BB or Lower                       2%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                            0.065
Jan                            0.065
Feb                            0.065
Mar                            0.062
Apr                            0.062
May                            0.062
Jun                            0.059
Jul                            0.059
Aug                            0.059
Sep                            0.059
Oct                            0.059
Nov                            0.059

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/04                       13.57
                              13.34
                              13.62
                              13.67
                              13.5
                              13.47
                              13.55
                              13.67
                              13.56
                              13.38
                              13.59
                              13.45
                              13.3
                              13.54
                              13.45
                              13.29
                              13.44
                              13.44
                              13.33
                              13.38
                              13.31
                              13.37
                              13.5
                              13.86
                              13.97
                              13.97
                              14.03
                              14.08
                              14.07
                              14.01
                              14.1
                              14.3
                              14.19
                              14.4
                              14.5
                              14.35
                              14.15
                              14.27
                              14.28
                              14.28
                              14.29
                              14.31
                              14.38
                              14.5
                              14.53
                              14.5
                              14.51
                              14.79
                              14.9
                              14.5
                              14.42
                              14.5
                              14.97
                              14.64
                              14.57
                              14.48
                              14.33
                              14.12
                              14.29
                              14.34
                              14.3
                              14.6
                              14.5
                              14.37
                              14.35
                              14.17
                              13.99
                              13.85
                              13.81
                              13.69
                              13.72
                              13.76
                              13.69
                              13.62
                              13.54
                              13.57
                              13.69
                              13.54
                              13.56
                              13.72
                              13.85
                              13.85
                              14
                              14.28
                              14.11
                              13.5
                              13.75
                              13.8
                              13.9
                              14
                              14
                              13.69
                              13.68
                              13.8
                              13.81
                              13.8
                              13.73
                              13.52
                              13.41
                              13.58
                              13.58
                              13.76
                              13.68
                              13.75
                              13.75
                              13.79
                              13.75
                              13.78
                              13.62
                              13.67
                              13.7
                              13.58
                              13.64
                              13.68
                              13.94
                              13.92
                              13.99
                              13.99
                              13.7
                              13.76
                              13.85
                              14
                              14.06
                              13.94
                              13.91
                              14.18
                              14.19
                              14.05
                              14.24
                              14.22
                              14.25
                              14.25
                              13.92
                              14.05
                              14.09
                              13.83
                              13.89
                              13.94
                              13.91
                              13.81
                              13.8
                              13.99
                              13.95
                              13.99
                              14.03
                              14.03
                              14.01
                              14.08
                              14.08
                              14.25
                              14.25
                              14.21
                              14.1
                              14.1
                              13.99
                              14.1
                              14.11
                              14.09
                              13.9
                              13.94
                              13.9
                              14
                              13.95
                              13.99
                              13.92
                              13.97
                              14.09
                              14.02
                              14.02
                              14.09
                              13.96
                              14.09
                              14
                              14
                              13.93
                              13.8
                              13.84
                              13.82
                              13.79
                              13.8
                              13.99
                              14.05
                              13.92
                              13.92
                              13.81
                              13.93
                              13.96
                              13.85
                              13.85
                              13.96
                              13.99
                              13.95
                              14.02
                              14.02
                              14.05
                              14.05
                              14.08
                              14.09
                              13.91
                              14.02
                              14
                              13.84
                              13.78
                              13.84
                              13.97
                              13.9
                              13.9
                              13.9
                              13.59
                              13.79
                              14.04
                              13.95
                              13.9
                              13.81
                              13.81
                              13.71
                              13.82
                              13.86
                              13.85
                              13.88
                              13.89
                              13.72
                              13.61
                              13.54
                              13.54
                              13.54
                              13.54
                              13.6
                              13.6
                              13.39
                              13.35
                              13.45
                              13.4
                              13.33
                              13.5
                              13.43
                              13.47
                              13.33
                              13.25
                              13.23
                              13.26
                              13.25
                              13.36
                              13.35
                              13.34
                              13.34
                              13.29
                              13.28
                              13.35
                              13.19
                              13.29
                              13.29
                              13.4
                              13.2
11/30/05                      13.3

FUND SNAPSHOT
------------------------------------
Common Share Price            $13.30
------------------------------------
Common Share
Net Asset Value               $14.26
------------------------------------
Premium/(Discount) to NAV     -6.73%
------------------------------------
Market Yield                   5.32%
------------------------------------
Taxable-Equivalent Yield1      7.88%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $64,926
------------------------------------
Average Effective Maturity
on Securities (Years)          19.34
------------------------------------
Leverage-Adjusted Duration      7.92
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -3.78%        -0.67%
------------------------------------
1-Year          3.15%         4.95%
------------------------------------
Since
Inception       1.66%         5.29%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         21.7%
------------------------------------
Water and Sewer                18.0%
------------------------------------
Healthcare                     17.7%
------------------------------------
Education and Civic
Organizations                  13.4%
------------------------------------
Utilities                       6.6%
------------------------------------
Tax Obligation/General          6.3%
------------------------------------
Transportation                  4.0%
------------------------------------
Other                          12.3%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen North Carolina Premium Income Municipal Fund
NNC

Performance
      OVERVIEW As of November 30, 2005

Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              45%
AA                               33%
A                                15%
BBB                               6%
NR                                1%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.0745
Jan                           0.0745
Feb                           0.0745
Mar                           0.0715
Apr                           0.0715
May                           0.0715
Jun                            0.068
Jul                            0.068
Aug                            0.068
Sep                            0.068
Oct                            0.068
Nov                            0.068

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/04                       16.31
                              16.3
                              16.37
                              16.35
                              16.33
                              16.49
                              16.47
                              16.43
                              16.9
                              16.75
                              16.71
                              16.98
                              16.95
                              16.84
                              17.15
                              17.06
                              17.4
                              17.49
                              17.28
                              17.39
                              17.52
                              17.45
                              17.36
                              17.39
                              17.28
                              16.94
                              16.85
                              16.81
                              16.67
                              16.95
                              16.9
                              16.64
                              16.71
                              16.86
                              16.95
                              16.72
                              16.64
                              16.68
                              16.85
                              16.85
                              16.91
                              17.17
                              17.2
                              17.31
                              17.18
                              17.2
                              17.45
                              17.49
                              17.4
                              17.03
                              16.97
                              16.95
                              17.29
                              17.2
                              17.4
                              17.4
                              17.3
                              17.3
                              17.2
                              17.45
                              17.28
                              17.4
                              17.5
                              17.1
                              17.2
                              17.18
                              17.2
                              17.09
                              16.95
                              16.89
                              17.05
                              17.3
                              17.3
                              17.15
                              16.78
                              16.4
                              16.69
                              16.35
                              16.1
                              16
                              16.2
                              16.2
                              16.4
                              16.57
                              16.55
                              16.3
                              16.15
                              16.25
                              15.9
                              16
                              16.25
                              16.17
                              16
                              16.2
                              16.13
                              16.27
                              16.34
                              16.3
                              16.31
                              16.35
                              16.42
                              16.33
                              16.4
                              16.55
                              16.55
                              16.75
                              16.9
                              16.81
                              16.91
                              16.9
                              16.9
                              17
                              16.98
                              16.98
                              16.95
                              17
                              17
                              17.13
                              17.3
                              17.21
                              17.03
                              16.97
                              17.23
                              17.33
                              17.29
                              17.2
                              17.24
                              17.28
                              17.2
                              17.33
                              17.48
                              17.1
                              17.09
                              17.15
                              17.07
                              17.35
                              17.25
                              17.22
                              17.11
                              17
                              16.79
                              16.88
                              16.7
                              16.65
                              16.9
                              16.74
                              16.82
                              16.67
                              16.62
                              16.65
                              16.55
                              16.52
                              16.51
                              16.7
                              16.69
                              16.69
                              16.85
                              16.88
                              16.91
                              16.56
                              16.52
                              16.52
                              16.52
                              16.8
                              16.77
                              16.65
                              16.69
                              16.51
                              16.51
                              16.71
                              16.6
                              16.44
                              16.54
                              16.54
                              16.42
                              16.5
                              16.55
                              16.47
                              16.48
                              16.46
                              16.47
                              16.55
                              16.45
                              16.75
                              16.51
                              16.55
                              16.54
                              16.83
                              16.94
                              16.98
                              17.2
                              16.91
                              16.88
                              16.99
                              16.75
                              16.8
                              16.9
                              17
                              16.7
                              16.69
                              16.65
                              16.61
                              16.65
                              16.71
                              16.52
                              16.55
                              16.45
                              16.45
                              16
                              15.83
                              15.96
                              16.1
                              16.01
                              16.09
                              16.24
                              16.16
                              16.18
                              16.2
                              16.2
                              16.11
                              16
                              15.7
                              15.7
                              15.5
                              15.44
                              15.48
                              15.48
                              15.55
                              15.67
                              15.66
                              15.5
                              15.55
                              15.69
                              15.53
                              15.47
                              15.22
                              15.2
                              15.2
                              15.2
                              15.23
                              15.26
                              15.2
                              15.1
                              15.1
                              15.14
                              15
                              15.06
                              14.96
                              14.67
                              14.56
                              14.18
                              14.2
                              14.75
                              14.58
11/30/05                      14.5

FUND SNAPSHOT
------------------------------------
Common Share Price            $14.50
------------------------------------
Common Share
Net Asset Value               $14.68
------------------------------------
Premium/(Discount) to NAV     -1.23%
------------------------------------
Market Yield                   5.63%
------------------------------------
Taxable-Equivalent Yield1      8.53%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $93,047
------------------------------------
Average Effective Maturity
on Securities (Years)          15.98
------------------------------------
Leverage-Adjusted Duration      8.01
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/20/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)  -13.53%        -0.48%
------------------------------------
1-Year         -6.85%         4.30%
------------------------------------
5-Year          6.65%         7.51%
------------------------------------
10-Year         7.50%         6.69%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         20.3%
------------------------------------
Education and Civic
Organizations                  18.2%
------------------------------------
Healthcare                     14.9%
------------------------------------
U.S. Guaranteed                 8.8%
------------------------------------
Utilities                       7.8%
------------------------------------
Housing/Single Family           6.1%
------------------------------------
Tax Obligation/General          5.9%
------------------------------------
Water and Sewer                 5.0%
------------------------------------
Other                          13.0%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen North Carolina Dividend Advantage Municipal Fund
NRB

Performance
     OVERVIEW As of November 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              48%
AA                               35%
A                                 9%
BBB                               6%
NR                                2%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.0765
Jan                           0.0765
Feb                           0.0765
Mar                           0.0765
Apr                           0.0765
May                           0.0765
Jun                           0.0765
Jul                           0.0765
Aug                           0.0765
Sep                           0.0735
Oct                           0.0735
Nov                           0.0735

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/04                       16.31
                              16.44
                              16.45
                              16.54
                              16.54
                              16.58
                              16.41
                              16.5
                              16.5
                              16.46
                              16.43
                              16.4
                              16.6
                              16.6
                              16.7
                              16.7
                              16.76
                              16.76
                              16.67
                              16.75
                              16.68
                              16.65
                              16.7
                              16.84
                              16.69
                              16.8
                              16.76
                              16.7
                              17
                              17
                              17.05
                              16.83
                              16.83
                              16.83
                              16.83
                              16.8
                              16.8
                              16.8
                              16.9
                              16.83
                              16.88
                              16.8
                              16.9
                              16.86
                              16.73
                              16.65
                              16.88
                              17.05
                              17.05
                              17.05
                              17.05
                              17.02
                              17.12
                              16.92
                              16.84
                              16.77
                              16.72
                              16.75
                              16.63
                              17
                              17.1
                              17
                              16.92
                              16.86
                              16.86
                              16.86
                              16.86
                              17.05
                              17.05
                              17.05
                              17
                              16.96
                              16.86
                              16.62
                              16.86
                              16.75
                              16.55
                              16.55
                              16.7
                              16.7
                              16.44
                              16.44
                              16.45
                              16.31
                              16.55
                              16.65
                              16.5
                              16.43
                              16.43
                              16.55
                              16.55
                              16.5
                              16.49
                              16.49
                              16.62
                              16.62
                              16.53
                              16.5
                              16.5
                              16.5
                              16.95
                              16.74
                              16.75
                              17.03
                              17.03
                              17.22
                              17.22
                              17.23
                              17.23
                              16.8
                              16.8
                              16.95
                              16.8
                              16.73
                              16.56
                              16.73
                              16.88
                              16.7
                              17.2
                              17.08
                              16.82
                              17.05
                              16.84
                              16.86
                              16.85
                              17.25
                              17.25
                              17.27
                              17.15
                              17.04
                              17.04
                              17.05
                              17.19
                              17.2
                              17.25
                              17.4
                              17.17
                              17.05
                              17.05
                              17.1
                              17.3
                              17.24
                              17.45
                              17.33
                              17.3
                              17.32
                              17.3
                              17.21
                              17.46
                              17.85
                              17.41
                              17.8
                              17.61
                              17.4
                              17.46
                              17.59
                              17.4
                              17.56
                              17.41
                              17.35
                              17.39
                              17.8
                              17.75
                              17.28
                              17.35
                              17.37
                              17.37
                              17.46
                              17.46
                              17.38
                              17.6
                              17.6
                              17.61
                              17.68
                              17.75
                              17.75
                              17.7
                              17.49
                              17.49
                              17.49
                              17.37
                              17.57
                              17.59
                              17.63
                              17.5
                              17.7
                              17.89
                              17.75
                              17.86
                              18.34
                              18.34
                              17.9
                              17.83
                              17.83
                              17.83
                              17.78
                              17.46
                              17.5
                              17.5
                              17.72
                              17.96
                              17.94
                              17.83
                              17.63
                              17.38
                              17.38
                              17.08
                              17.08
                              16.85
                              16.54
                              16.52
                              16.35
                              16.36
                              16.25
                              16.5
                              16.54
                              16.6
                              16.6
                              16.44
                              16.4
                              16.26
                              15.74
                              15.65
                              15.84
                              16.09
                              16.2
                              16.2
                              16.3
                              16.06
                              16.33
                              16.2
                              16.05
                              15.92
                              16.07
                              15.9
                              16.05
                              16.35
                              16.15
                              16.06
                              16.25
                              16.3
                              16.38
                              16.38
                              16.1
                              16.25
                              16.2
                              16.32
                              16.4
                              16.4
                              16.5
                              16.45
                              16.45
                              16.6
                              16.96
11/30/05                      16.9


FUND SNAPSHOT
------------------------------------
Common Share Price            $16.90
------------------------------------
Common Share
Net Asset Value               $15.04
------------------------------------
Premium/(Discount) to NAV     12.37%
------------------------------------
Market Yield                   5.22%
------------------------------------
Taxable-Equivalent Yield1      7.91%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $33,901
------------------------------------
Average Effective Maturity
on Securities (Years)          15.58
------------------------------------
Leverage-Adjusted Duration      7.31
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/25/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    0.60%         0.19%
------------------------------------
1-Year          8.40%         5.40%
------------------------------------
Since
Inception       8.46%         7.24%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Education and Civic
Organizations                  18.1%
------------------------------------
Tax Obligation/Limited         16.4%
------------------------------------
Utilities                      14.0%
------------------------------------
Healthcare                     14.0%
------------------------------------
Water and Sewer                13.5%
------------------------------------
Housing/Multifamily             4.6%
------------------------------------
Tax Obligation/General          4.2%
------------------------------------
Transportation                  4.2%
------------------------------------
Other                          11.0%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen North Carolina Dividend Advantage Municipal Fund 2
NNO

Performance
     OVERVIEW As of November 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              58%
AA                               28%
A                                11%
BBB                               2%
NR                                1%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                            0.072
Jan                            0.072
Feb                            0.072
Mar                            0.072
Apr                            0.072
May                            0.072
Jun                            0.072
Jul                            0.072
Aug                            0.072
Sep                           0.0685
Oct                           0.0685
Nov                           0.0685

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/04                       16.22
                              16.26
                              16.33
                              16.4
                              16.28
                              16.33
                              16.29
                              16.29
                              16.1
                              16
                              16.09
                              15.95
                              16
                              16.24
                              16.15
                              16.06
                              15.9
                              15.85
                              15.85
                              15.78
                              15.87
                              15.78
                              15.8
                              15.92
                              15.84
                              15.82
                              15.81
                              15.82
                              15.93
                              15.78
                              15.85
                              15.85
                              15.9
                              16.25
                              16.34
                              16.26
                              16.52
                              16.57
                              16.52
                              16.55
                              16.4
                              16.3
                              16.38
                              16.47
                              16.44
                              16.28
                              16.33
                              16.22
                              16.27
                              16.27
                              16.27
                              16.24
                              16.27
                              16.25
                              16.16
                              15.92
                              15.78
                              15.77
                              15.85
                              15.89
                              15.9
                              15.93
                              15.93
                              16.25
                              16.14
                              16.35
                              16.29
                              16.35
                              16.35
                              16.4
                              16.49
                              16.49
                              16.35
                              16.22
                              16.25
                              16.1
                              16.05
                              16
                              15.8
                              15.9
                              15.69
                              15.69
                              15.75
                              15.97
                              15.75
                              15.74
                              15.96
                              15.98
                              15.9
                              16.2
                              16.3
                              16.15
                              16.15
                              16.2
                              16.2
                              16.11
                              15.6
                              15.67
                              15.65
                              15.71
                              15.62
                              15.74
                              15.66
                              15.56
                              15.56
                              15.6
                              15.65
                              15.66
                              15.65
                              15.65
                              15.87
                              16
                              15.95
                              16.04
                              16.04
                              16.15
                              16.25
                              16.44
                              16.4
                              16.31
                              16.32
                              16.33
                              16.33
                              16.13
                              16.08
                              16.25
                              16.1
                              16.2
                              16.2
                              16.28
                              16.31
                              16.25
                              16.25
                              16.25
                              16.28
                              16.29
                              16.34
                              16.3
                              16.3
                              16.25
                              16.4
                              16.4
                              16.6
                              16.6
                              16.6
                              16.2
                              16.38
                              16.25
                              16.13
                              16.37
                              16.49
                              16.4
                              16.33
                              16.52
                              16.6
                              16.65
                              16.6
                              16.43
                              16.29
                              16.3
                              16.16
                              16.24
                              16.3
                              16.33
                              16.45
                              16.78
                              16.93
                              17.15
                              17.15
                              17.16
                              17.03
                              16.95
                              17.01
                              16.9
                              16.88
                              16.88
                              16.74
                              16.67
                              16.41
                              16.3
                              16.45
                              16.5
                              16.44
                              16.4
                              16.6
                              16.48
                              16.42
                              16.34
                              16.4
                              16.5
                              16.65
                              16.5
                              16.52
                              16.63
                              16.66
                              16.73
                              16.55
                              16.55
                              16.7
                              16.73
                              16.74
                              16.71
                              16.69
                              16.69
                              16.6
                              16.43
                              16.25
                              16
                              15.67
                              15.35
                              15.4
                              15.41
                              15.48
                              15.49
                              15.5
                              15.61
                              15.59
                              15.52
                              15.59
                              15.6
                              15.52
                              15.44
                              15.48
                              15.37
                              15.34
                              15.75
                              15.66
                              15.59
                              15.6
                              15.65
                              15.6
                              15.61
                              15.61
                              15.5
                              15.39
                              15.5
                              15.45
                              15.35
                              15.41
                              15.41
                              15.41
                              15.55
                              15.75
                              15.5
                              15.76
                              15.75
                              15.74
                              15.76
                              15.59
                              15.59
                              15.55
                              15.43
                              15.45
                              15.45
11/30/05                      15.5


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.50
------------------------------------
Common Share
Net Asset Value               $15.06
------------------------------------
Premium/(Discount) to NAV      2.92%
------------------------------------
Market Yield                   5.30%
------------------------------------
Taxable-Equivalent Yield1      8.03%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $56,373
------------------------------------
Average Effective Maturity
on Securities (Years)          15.11
------------------------------------
Leverage-Adjusted Duration      7.72
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/15/01)
------------------------------------
            ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -2.08%        -0.45%
------------------------------------
1-Year          1.79%         4.58%
------------------------------------
Since
Inception       6.64%         7.23%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         22.0%
------------------------------------
Education and Civic
Organizations                  19.5%
------------------------------------
Healthcare                     14.5%
------------------------------------
Transportation                 11.5%
------------------------------------
Water and Sewer                 9.6%
------------------------------------
Utilities                       8.7%
------------------------------------
U.S. Guaranteed                 6.2%
------------------------------------
Other                           8.0%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.0698 per share.

Nuveen North Carolina Dividend Advantage Municipal Fund 3
NII

Performance
      OVERVIEW As of November 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              69%
AA                               24%
A                                 2%
BBB                               5%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                            0.067
Jan                            0.067
Feb                            0.067
Mar                            0.064
Apr                            0.064
May                            0.064
Jun                            0.061
Jul                            0.061
Aug                            0.061
Sep                            0.061
Oct                            0.061
Nov                            0.061

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/04                       14.82
                              14.7
                              15
                              15.19
                              14.98
                              15
                              15.03
                              14.9
                              14.66
                              14.7
                              15.15
                              15.04
                              15.15
                              15.07
                              15.07
                              15.22
                              15.15
                              15.06
                              14.87
                              14.96
                              14.95
                              14.95
                              14.97
                              15.1
                              15.4
                              15.3
                              14.81
                              14.85
                              14.9
                              14.82
                              14.85
                              14.83
                              15.02
                              15.1
                              15.35
                              15.51
                              15.4
                              15.3
                              15.18
                              15.1
                              15.35
                              15.37
                              15.3
                              15.29
                              15.2
                              15.29
                              15.28
                              15.05
                              15.03
                              15.03
                              15.03
                              15.01
                              15.07
                              14.97
                              14.64
                              14.56
                              14.79
                              14.67
                              14.71
                              14.82
                              14.97
                              14.91
                              15.1
                              15.15
                              15.24
                              15.33
                              15.4
                              15.17
                              15.1
                              15.01
                              15.02
                              14.92
                              14.74
                              14.8
                              14.64
                              14.35
                              14.29
                              14.17
                              14.1
                              13.75
                              13.8
                              13.91
                              14.21
                              14.51
                              14.54
                              14.51
                              14.59
                              15
                              14.94
                              15.08
                              15.01
                              15.03
                              15
                              14.92
                              15.15
                              15.2
                              15.2
                              15.05
                              14.95
                              15
                              14.95
                              14.96
                              15.05
                              14.98
                              14.98
                              14.97
                              14.89
                              14.85
                              14.84
                              14.75
                              14.9
                              14.9
                              14.9
                              14.75
                              14.88
                              14.85
                              14.8
                              14.98
                              14.9
                              15.07
                              15.1
                              15.07
                              15.3
                              15.25
                              15.35
                              15.4
                              15.32
                              15.3
                              15.3
                              15.44
                              15.35
                              15.09
                              15.09
                              15.03
                              15.03
                              14.8
                              14.76
                              14.61
                              14.78
                              14.98
                              14.86
                              14.77
                              14.8
                              14.96
                              14.93
                              14.96
                              14.96
                              14.97
                              15.1
                              15.09
                              14.96
                              14.9
                              14.8
                              15.2
                              15.15
                              14.97
                              14.92
                              14.92
                              14.92
                              14.81
                              14.77
                              14.8
                              14.66
                              14.75
                              14.89
                              15
                              15.1
                              14.9
                              14.9
                              14.95
                              15.14
                              14.97
                              15.2
                              14.73
                              14.68
                              14.69
                              14.9
                              14.9
                              14.81
                              14.83
                              14.76
                              14.53
                              14.65
                              14.56
                              14.63
                              14.76
                              14.83
                              14.72
                              14.98
                              15.35
                              15.25
                              14.89
                              15.15
                              15.15
                              15.13
                              15.15
                              14.91
                              14.93
                              14.93
                              15.3
                              15.06
                              14.92
                              14.54
                              14.68
                              14.64
                              14.92
                              14.77
                              14.77
                              14.78
                              14.62
                              14.75
                              14.77
                              14.88
                              14.92
                              14.95
                              15.19
                              15.16
                              15.01
                              15.06
                              14.89
                              14.89
                              14.43
                              14.57
                              14.3
                              14.12
                              14.13
                              14.53
                              14.53
                              14.58
                              14.85
                              14.78
                              14.8
                              14.81
                              14.61
                              14.56
                              14.75
                              14.72
                              14.73
                              14.62
                              14.69
                              14.7
                              14.54
                              14.5
                              14.5
                              14.35
                              14.29
                              14.35
                              14.2
                              14.02
                              13.98
                              14
                              14
                              13.94
                              14
11/30/05                      13.95


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.95
------------------------------------
Common Share
Net Asset Value               $14.40
------------------------------------
Premium/(Discount) to NAV     -3.13%
------------------------------------
Market Yield                   5.25%
------------------------------------
Taxable-Equivalent Yield1      7.95%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $56,562
------------------------------------
Average Effective Maturity
on Securities (Years)          16.39
------------------------------------
Leverage-Adjusted Duration      7.03
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -7.15%        -0.10%
------------------------------------
1-Year         -1.16%         5.53%
------------------------------------
Since
Inception       2.93%         5.61%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         20.0%
------------------------------------
Water and Sewer                17.0%
------------------------------------
Tax Obligation/General         12.6%
------------------------------------
Education and Civic
Organizations                  10.2%
------------------------------------
Utilities                      10.1%
------------------------------------
Healthcare                      8.7%
------------------------------------
U.S. Guaranteed                 7.4%
------------------------------------
Transportation                  6.2%
------------------------------------
Other                           7.8%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Shareholder
       MEETING REPORT

Approval of the new investment management agreement was the proposal voted upon at the July 26, 2005 shareholder meeting held at The Northern Trust Bank.
Approval of the Board Members was the proposal voted upon at the November 15,
2005 shareholder meeting held at the offices of Nuveen Investments.
                                                  NPG                                NZX                              NKG
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE NEW INVESTMENT MANAGEMENT
AGREEMENT WAS REACHED AS FOLLOWS:
                                 Common and                         Common and                            Common and
                              MuniPreferred                      MuniPreferred                         MuniPreferred
                              shares voting                      shares voting                         shares voting
                                   together                           together                              together
                                 as a class                         as a class                            as a class
====================================================================================================================================
     For                          3,524,327                          1,868,739                             4,364,747
     Against                         24,783                             37,221                                33,433
     Abstain                         26,218                              5,586                                72,714
------------------------------------------------------------------------------------------------------------------------------------
     Total                        3,575,328                          1,911,546                             4,470,894
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                 Common and                         Common and                           Common and
                              MuniPreferred      MuniPreferred   MuniPreferred        MuniPreferred    MuniPreferred   MuniPreferred
                              shares voting      shares voting   shares voting        shares voting    shares voting   shares voting
                                   together           together        together             together         together        together
                                 as a class         as a class      as a class           as a class       as a class      as a class
====================================================================================================================================
Robert P. Bremner
     For                          3,516,395                 --       1,896,473                   --        4,261,636              --
     Withhold                        12,665                 --           4,635                   --          154,868              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                        3,529,060                 --       1,901,108                   --        4,416,504              --
====================================================================================================================================
Lawrence H. Brown
     For                          3,512,979                 --       1,896,473                   --        4,258,236              --
     Withhold                        16,081                 --           4,635                   --          158,268              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                        3,529,060                 --       1,901,108                   --        4,416,504              --
====================================================================================================================================
Jack B. Evans
     For                          3,516,495                 --       1,896,473                   --        4,261,636              --
     Withhold                        12,565                 --           4,635                   --          154,868              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                        3,529,060                 --       1,901,108                   --        4,416,504              --
====================================================================================================================================
William C. Hunter
     For                          3,516,395                 --       1,896,473                   --        4,261,636              --
     Withhold                        12,665                 --           4,635                  --           154,868              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                        3,529,060                 --       1,901,108                   --        4,416,504              --
====================================================================================================================================
David J. Kundert
     For                          3,516,391                 --       1,896,473                   --        4,261,636              --
     Withhold                        12,669                 --           4,635                   --          154,868              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                        3,529,060                 --       1,901,108                   --        4,416,504              --
====================================================================================================================================
William J. Schneider
     For                                 --              1,041              --                  600               --           1,296
     Withhold                            --                 --              --                   --               --              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                               --              1,041              --                  600               --           1,296
====================================================================================================================================
Timothy R. Schwertfeger
     For                                 --              1,041              --                  600               --           1,296
     Withhold                            --                 --              --                  --                --              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                               --              1,041              --                  600               --           1,296
====================================================================================================================================
Judith M. Stockdale
     For                          3,512,595                 --       1,893,548                   --        4,261,636              --
     Withhold                        16,465                 --           7,560                   --          154,868              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                        3,529,060                 --       1,901,108                   --        4,416,504              --
====================================================================================================================================
Eugene S. Sunshine
     For                          3,516,395                 --       1,896,473                   --        4,261,636              --
     Withhold                        12,665                 --           4,635                   --          154,868              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                        3,529,060                 --       1,901,108                   --        4,416,504              --
====================================================================================================================================


                                                 NNC                            NRB                               NNO
APPROVAL OF THE NEW INVESTMENT MANAGEMENT
AGREEMENT WAS REACHED AS FOLLOWS:
                                 Common and                         Common and                            Common and
                              MuniPreferred                      MuniPreferred                         MuniPreferred
                              shares voting                      shares voting                         shares voting
                                   together                           together                              together
                                 as a class                         as a class                            as a class
====================================================================================================================================
     For                          5,885,160                         2,182,953                            3,628,724
     Against                         28,742                             7,136                               29,119
     Abstain                         50,825                            44,281                               43,402
------------------------------------------------------------------------------------------------------------------------------------
     Total                        5,964,727                         2,234,370                            3,701,245
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                 Common and                         Common and                           Common and
                              MuniPreferred      MuniPreferred   MuniPreferred        MuniPreferred    MuniPreferred   MuniPreferred
                              shares voting      shares voting   shares voting        shares voting    shares voting   shares voting
                                   together           together        together             together         together        together
                                 as a class         as a class      as a class           as a class       as a class      as a class
====================================================================================================================================
Robert P. Bremner
     For                          5,883,705                 --       2,204,564                   --        3,655,277              --
     Withhold                        38,755                 --          28,084                   --           32,985              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                        5,922,460                 --       2,232,648                   --        3,688,262              --
====================================================================================================================================
Lawrence H. Brown
     For                          5,883,645                 --       2,204,866                   --        3,654,777              --
     Withhold                        38,815                 --          27,782                   --           33,485              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                        5,922,460                 --       2,232,648                   --        3,688,262              --
====================================================================================================================================
Jack B. Evans
     For                          5,884,145                 --       2,207,744                   --        3,657,277              --
     Withhold                        38,315                 --          24,904                   --           30,985              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                        5,922,460                 --       2,232,648                   --        3,688,262              --
====================================================================================================================================
William C. Hunter
     For                          5,885,805                 --       2,207,414                   --        3,659,877              --
     Withhold                        36,655                 --          25,234                   --           28,385              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                        5,922,460                 --       2,232,648                   --        3,688,262              --
====================================================================================================================================
David J. Kundert
     For                          5,884,145                 --       2,207,414                   --        3,657,277              --
     Withhold                        38,315                 --          25,234                   --           30,985              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                        5,922,460                 --       2,232,648                   --        3,688,262              --
====================================================================================================================================
William J. Schneider
     For                                 --              1,829              --                  605               --           1,047
     Withhold                            --                  1              --                    5               --              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                               --              1,830              --                  610               --           1,047
====================================================================================================================================
Timothy R. Schwertfeger
     For                                 --              1,829              --                  605               --           1,047
     Withhold                            --                  1              --                    5               --              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                               --              1,830              --                  610               --           1,047
====================================================================================================================================
Judith M. Stockdale
     For                          5,882,705                 --       2,206,714                   --        3,654,718              --
     Withhold                        39,755                 --          25,934                   --           33,544              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                        5,922,460                 --       2,232,648                   --        3,688,262              --
====================================================================================================================================
Eugene S. Sunshine
     For                          5,882,505                 --       2,207,414                   --        3,657,271              --
     Withhold                        39,955                 --          25,234                   --           30,991              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                        5,922,460                 --       2,232,648                   --        3,688,262              --
====================================================================================================================================

Shareholder
     MEETING REPORT (continued)
                                                                                                                    NII
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE NEW INVESTMENT MANAGEMENT
AGREEMENT WAS REACHED AS FOLLOWS:
                                                                                                          Common and
                                                                                                       MuniPreferred
                                                                                                       shares voting
                                                                                                            together
                                                                                                          as a class
====================================================================================================================================
     For                                                                                                   3,857,378
     Against                                                                                                  13,114
     Abstain                                                                                                  24,161
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                                                 3,894,653
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                                                       Common and
                                                                                                       MuniPreferred   MuniPreferred
                                                                                                       shares voting   shares voting
                                                                                                            together        together
                                                                                                          as a class      as a class
====================================================================================================================================
Robert P. Bremner
     For                                                                                                   3,868,653              --
     Withhold                                                                                                 24,118              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                                                 3,892,771              --
====================================================================================================================================
Lawrence H. Brown
     For                                                                                                   3,867,653              --
     Withhold                                                                                                 25,118              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                                                 3,892,771              --
====================================================================================================================================
Jack B. Evans
     For                                                                                                   3,868,253              --
     Withhold                                                                                                 24,518              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                                                 3,892,771              --
====================================================================================================================================
William C. Hunter
     For                                                                                                   3,868,653              --
     Withhold                                                                                                 24,118              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                                                 3,892,771              --
====================================================================================================================================
David J. Kundert
     For                                                                                                   3,868,253              --
     Withhold                                                                                                 24,518              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                                                 3,892,771              --
====================================================================================================================================
William J. Schneider
     For                                                                                                          --           1,086
     Withhold                                                                                                     --               4
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                                                        --           1,090
====================================================================================================================================
Timothy R. Schwertfeger
     For                                                                                                          --           1,086
     Withhold                                                                                                     --               4
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                                                        --           1,090
====================================================================================================================================
Judith M. Stockdale
     For                                                                                                   3,867,196              --
     Withhold                                                                                                 25,575              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                                                 3,892,771              --
====================================================================================================================================
Eugene S. Sunshine
     For                                                                                                   3,867,453              --
     Withhold                                                                                                 25,318              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                                                 3,892,771              --
====================================================================================================================================

                        Nuveen Georgia Premium Income Municipal Fund (NPG)
                        Portfolio of
                                INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.5% (3.9% OF TOTAL INVESTMENTS)

$       2,000   Cartersville Development Authority, Georgia, Water and                5/07 at 101.00          A+     $    2,059,960
                 Wastewater Facilities Revenue Refunding Bonds, Anheuser
                 Busch Companies Inc., Series 1997, 6.125%, 5/01/27
                 (Alternative Minimum Tax)

        1,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB            999,210
                 Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 20.8% (14.8% OF TOTAL INVESTMENTS)

        1,000   Athens-Clarke County Unified Government Development                  12/12 at 100.00         AAA          1,068,860
                 Authority, Georgia, Educational Facilities Revenue Bonds,
                 UGAREF CCRC Building LLC Project, Series 2002,
                 5.000%, 12/15/16 - AMBAC Insured

                Atlanta Urban Residential Finance Authority, Georgia, Dormitory
                Facility Revenue Refunding Bonds, Morehouse College Project,
                Series 1995:
        1,210    5.750%, 12/01/20 - MBIA Insured                                     12/05 at 102.00         AAA          1,236,475
        1,375    5.750%, 12/01/25 - MBIA Insured                                     12/05 at 102.00         AAA          1,404,879

        1,550   Bulloch County Development Authority, Georgia, Student                8/14 at 100.00         Aaa          1,661,910
                 Housing and Athletic Facility Lease Revenue Bonds, Georgia
                 Southern University, Series 2004, 5.250%, 8/01/21 -
                 XLCA Insured

          700   Carrollton Payroll Development Authority, Georgia, Student            9/14 at 100.00         Aaa            730,968
                 Housing Revenue Bonds, University of West Georgia,
                 Series 2004A, 5.000%, 9/01/21 - XLCA Insured

        1,535   Fulton County Development Authority, Georgia, Revenue                 5/14 at 100.00         AAA          1,675,775
                 Bonds, Georgia Tech Molecular Science Building,
                 Series 2004, 5.250%, 5/01/15 - MBIA Insured

        1,000   Private Colleges and Universities Authority, Georgia, Revenue         9/15 at 100.00          AA          1,076,270
                 Bonds, Emory University, Series 2005A, 5.000%, 9/01/17

        1,500   Savannah Economic Development Authority, Georgia, Revenue            12/15 at 100.00         AAA          1,542,225
                 Bonds, Armstrong Center LLC, Series 2005A,
                 5.000%, 12/01/34 - XLCA Insured

        1,180   Savannah Economic Development Authority, Georgia, Revenue             7/15 at 100.00         AAA          1,226,881
                 Bonds, Armstrong Atlantic State University, Compass
                 Point LLC Project, Series 2005, 5.000%, 7/01/25 -
                 XLCA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 31.8% (22.5% OF TOTAL INVESTMENTS)

        2,300   Chatham County Hospital Authority, Savannah, Georgia,                 7/11 at 101.00          A-          2,508,357
                 Hospital Revenue Improvement Bonds, Memorial Health
                 University Medical Center Inc., Series 2001A,
                 6.125%, 1/01/24

        2,000   Clarke County Hospital Authority, Georgia, Hospital Revenue           1/12 at 101.00         AAA          2,061,580
                 Certificates, Athens Regional Medical Center, Series 2002,
                 5.125%, 1/01/32 - MBIA Insured

          900   Coffee County Hospital Authority, Georgia, Revenue Bonds,             1/14 at 100.00        BBB+            928,359
                 Coffee County Regional Medical Center, Series 2004,
                 5.250%, 12/01/22

        3,000   Floyd County Hospital Authority, Georgia, Revenue Anticipation        7/12 at 101.00         Aaa          3,128,070
                 Certificates, Floyd Medical Center Project, Series 2002,
                 5.200%, 7/01/32 - MBIA Insured

        1,090   Floyd County Hospital Authority, Georgia, Revenue Anticipation        7/13 at 101.00         Aaa          1,151,509
                 Certificates, Floyd Medical Center, Series 2003,
                 5.000%, 7/01/19 - MBIA Insured

        1,750   Gainesville and Hall County Hospital Authority, Georgia,              5/11 at 100.00          A-          1,798,458
                 Revenue Anticipation Certificates, Northeast Georgia Health
                 Services Inc., Series 2001, 5.500%, 5/15/31

        3,750   Gwinnett County Hospital Authority, Georgia, Revenue                  2/12 at 102.00         AAA          3,962,625
                 Anticipation Certificates, Gwinnett Hospital System Inc.
                 Project, Series 1997B, 5.300%, 9/01/27 - MBIA Insured

        1,060   Henry County Hospital Authority, Georgia, Revenue Certificates,       7/14 at 101.00         Aaa          1,122,858
                 Henry Medical Center, Series 2004, 5.000%, 7/01/20 -
                 MBIA Insured

        1,000   Savannah Hospital Authority, Georgia, Revenue Bonds,                  1/14 at 100.00          AA          1,040,010
                 St. Joseph's/Candler Health System, Series 2003,
                 5.250%, 7/01/23 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 2.7% (1.9% OF TOTAL INVESTMENTS)

        1,500   Marietta Housing Authority, Georgia, GNMA Collateralized             10/06 at 102.00          AA          1,530,465
                 Multifamily Housing Revenue Bonds, Country Oaks
                 Apartments, Series 1996, 6.150%, 10/20/26 (Alternative
                 Minimum Tax)


                                       19

                        Nuveen Georgia Premium Income Municipal Fund (NPG) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 6.8% (4.8% OF TOTAL INVESTMENTS)

$       2,795   Georgia Housing and Finance Authority, Single Family Mortgage        12/10 at 100.00         AAA     $    2,873,064
                 Resolution 1 Bonds, Series 2001A-2, 5.700%, 12/01/31
                 (Alternative Minimum Tax)

          900   Georgia Housing and Finance Authority, Single Family Mortgage        12/11 at 100.00         AAA            927,486
                 Bonds, Series 2002B-2, 5.350%, 12/01/22 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 0.9% (0.8% OF TOTAL INVESTMENTS)

          500   Savannah Economic Development Authority, Georgia, Revenue             7/12 at 100.00         AAA            523,610
                 Bonds, GTREP Project, Series 2002, 5.000%, 7/01/22 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 3.3% (2.3% OF TOTAL INVESTMENTS)

          750   Effingham County Industrial Development Authority, Georgia,           6/11 at 101.00         Ba2            757,898
                 Pollution Control Revenue Refunding Bonds, Georgia-Pacific
                 Project, Series 2001, 6.500%, 6/01/31

        1,000   Richmond County Development Authority, Georgia,                       2/11 at 101.00         BBB          1,055,110
                 Environmental Improvement Revenue Bonds, International
                 Paper Company, Series 2001A, 6.250%, 2/01/25
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 9.8% (7.0% OF TOTAL INVESTMENTS)

        1,805   Forsyth County, Georgia, General Obligation Bonds,                      No Opt. Call          AA          1,970,880
                 Series 2004, 5.250%, 3/01/13

        2,500   Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/16      8/12 at 100.00         AAA          2,669,825

          800   Puerto Rico, General Obligation and Public Improvement Bonds,         7/14 at 100.00         BBB            834,200
                 Series 2004A, 5.250%, 7/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 19.0% (13.5% OF TOTAL INVESTMENTS)

        3,475   Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,          10/19 at 100.00         AAA          3,992,115
                 Revenue Refunding Bonds, Series 1993, 5.625%, 10/01/26 -
                 MBIA Insured

        2,000   Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb               1/14 at 100.00         AAA          2,103,760
                 County, Georgia, Revenue Bonds, Performing Arts Center,
                 Series 2004, 5.000%, 1/01/22

        2,600   Macon-Bibb County Urban Development Authority, Georgia,               8/12 at 101.00          AA          2,836,054
                 Revenue Refunding Bonds, Public Facilities Projects,
                 Series 2002A, 5.375%, 8/01/17

        1,000   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales            No Opt. Call         AAA          1,186,940
                 Tax Revenue Refunding Bonds, Series 1992P,
                 6.250%, 7/01/20 - AMBAC Insured

          500   Puerto Rico Infrastructure Financing Authority, Special Tax           7/15 at 100.00        BBB+            492,050
                 Revenue Bonds, Series 2005B, 5.000%, 7/01/41


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.3% (3.0% OF TOTAL INVESTMENTS)

        2,290   Atlanta, Georgia, Airport General Revenue Bonds,                      1/15 at 100.00         AAA          2,375,394
                 Series 2004G, 5.000%, 1/01/26 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 0.2% (0.2% OF TOTAL INVESTMENTS)

           25   Georgia Municipal Electric Authority, Senior Lien General             1/17 at 100.00         AAA             28,199
                 Power Revenue Bonds, Series 1993Z, 5.500%, 1/01/20
                 (Pre-refunded to 1/01/17) - FGIC Insured

                Georgia Municipal Electric Authority, Project One Special
                Obligation Bonds, Fifth Crossover Series 1998Y:
           85    6.400%, 1/01/09                                                        No Opt. Call       A+***             92,239
           10    6.400%, 1/01/09                                                        No Opt. Call       A+***             10,852


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 10.6% (7.5% OF TOTAL INVESTMENTS)

          885   Coweta County Development Authority, Georgia, Revenue Bonds,          1/13 at 100.00         Aaa            949,817
                 Newnan Water and Sewer, and Light Commission Project,
                 Series 2002, 5.250%, 1/01/18 - FGIC Insured

        1,000   Fairburn, Georgia, Combined Utility Revenue Bonds,                   10/10 at 101.00         BBB          1,053,980
                 Series 2000, 5.750%, 10/01/20

        1,655   Georgia Municipal Electric Authority, Project One Special               No Opt. Call          A+          1,788,641
                 Obligation Bonds, Fifth Crossover Series 1998Y,
                 6.400%, 1/01/09

          975   Georgia Municipal Electric Authority, Senior Lien General               No Opt. Call         AAA          1,085,477
                 Power Revenue Bonds, Series 1993Z, 5.500%, 1/01/20 -
                 FGIC Insured

        1,000   Municipal Electric Authority of Georgia, Project One                  1/13 at 100.00         AAA          1,046,310
                 Subordinated Lien Revenue Bonds, Series 2003A,
                 5.000%, 1/01/22 - MBIA Insured


                                       20

   PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 25.2% (17.8% OF TOTAL INVESTMENTS)

                Atlanta, Georgia, Water and Wastewater Revenue Bonds,
                Series 2004:
$       1,225    5.000%, 11/01/24 - FSA Insured                                      11/14 at 100.00         AAA     $    1,279,157
          500    5.000%, 11/01/37 - FSA Insured                                      11/14 at 100.00         AAA            513,925

                Augusta, Georgia, Water and Sewerage Revenue Bonds,
                Series 2002:
          500    5.000%, 10/01/16 - FSA Insured                                      10/12 at 100.00         AAA            533,845
        1,990    5.000%, 10/01/17 - FSA Insured                                      10/12 at 100.00         AAA          2,107,888

        3,500   Coweta County Water and Sewer Authority, Georgia, Revenue             6/11 at 102.00         Aaa          3,745,840
                 Bonds, Series 2001, 5.250%, 6/01/26 - AMBAC Insured

        2,500   DeKalb County, Georgia, Water and Sewerage Revenue Bonds,            10/10 at 101.00          AA          2,580,425
                 Series 2000, 5.125%, 10/01/31

        1,950   Fulton County, Georgia, Water and Sewerage Revenue Bonds,             1/14 at 100.00         AAA          2,048,435
                 Series 2004, 5.000%, 1/01/22 - FGIC Insured

        1,000   Midgeville, Georgia, Water and Sewerage Revenue Refunding               No Opt. Call         AAA          1,186,370
                 Bonds, Series 1996, 6.000%, 12/01/21 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      74,115   Total Long-Term Investments (cost $75,625,426) - 140.9%                                                  78,565,490
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 9.0%                                                                      5,000,760
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.9)%                                                        (27,800,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   55,766,250
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                                 See accompanying notes to financial statements.

                        Nuveen Georgia Dividend Advantage Municipal Fund (NZX)
                        Portfolio of
                                INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 2.1% (1.4% OF TOTAL INVESTMENTS)

$         750   DeKalb County Development Authority, Georgia, Pollution              12/12 at 101.00         BB-     $      599,340
                 Control Revenue Refunding Bonds, General Motors
                 Corporation Projects, Series 2002, 6.000%, 3/15/21


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.6% (2.4% OF TOTAL INVESTMENTS)

        1,000   Cartersville Development Authority, Georgia, Waste and                2/12 at 100.00          A+          1,054,050
                 Wastewater Facilities Revenue Refunding Bonds, Anheuser
                 Busch Cos. Inc. Project, Series 2002, 5.950%, 2/01/32
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 30.3% (20.2% OF TOTAL INVESTMENTS)

        1,000   Athens Housing Authority, Georgia, Student Housing Lease             12/12 at 100.00         Aaa          1,061,580
                 Revenue Bonds, UGAREF East Campus Housing LLC Project,
                 Series 2002, 5.250%, 12/01/21 - AMBAC Insured

        1,475   Bulloch County Development Authority, Georgia, Student                8/14 at 100.00         Aaa          1,584,814
                 Housing and Athletic Facility Lease Revenue Bonds,
                 Georgia Southern University, Series 2004, 5.250%, 8/01/20 -
                 XLCA Insured

        1,620   Bulloch County Development Authority, Georgia, Student                8/12 at 100.00         Aaa          1,706,362
                 Housing Lease Revenue Bonds, Georgia Southern University,
                 Series 2002, 5.000%, 8/01/20 - AMBAC Insured

          500   Carrollton Payroll Development Authority, Georgia, Student            9/14 at 100.00         Aaa            522,120
                 Housing Revenue Bonds, University of West Georgia,
                 Series 2004A, 5.000%, 9/01/21 - XLCA Insured

        1,485   Fulton County Development Authority, Georgia, Revenue Bonds,          4/12 at 100.00         AAA          1,561,537
                 Georgia Tech Athletic Association, Series 2001,
                 5.000%, 10/01/20 - AMBAC Insured

        1,250   Private Colleges and Universities Authority, Georgia, Revenue        10/11 at 102.00        Baa2          1,308,013
                 Bonds, Mercer University, Series 2001, 5.750%, 10/01/31

          500   Private Colleges and Universities Authority, Georgia, Revenue         9/15 at 100.00          AA            538,135
                 Bonds, Emory University, Series 2005A, 5.000%, 9/01/17

          500   Savannah Economic Development Authority, Georgia, Revenue            12/15 at 100.00         AAA            514,075
                 Bonds, Armstrong Center LLC, Series 2005A,
                 5.000%, 12/01/34 - XLCA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 28.4% (19.0% OF TOTAL INVESTMENTS)

          210   Chatham County Hospital Authority, Savannah, Georgia,                 7/11 at 101.00          A-            229,024
                 Hospital Revenue Improvement Bonds, Memorial Health
                 University Medical Center Inc., Series 2001A, 6.125%, 1/01/24

        1,000   Clarke County Hospital Authority, Georgia, Hospital Revenue           1/12 at 101.00         AAA          1,068,030
                 Certificates, Athens Regional Medical Center, Series 2002,
                 5.375%, 1/01/19 - MBIA Insured

          500   Coffee County Hospital Authority, Georgia, Revenue Bonds,             1/14 at 100.00        BBB+            515,755
                 Coffee County Regional Medical Center, Series 2004,
                 5.250%, 12/01/22

        1,250   Gainesville and Hall County Hospital Authority, Georgia,              5/11 at 100.00          A-          1,284,613
                 Revenue Anticipation Certificates, Northeast Georgia Health
                 Services Inc., Series 2001, 5.500%, 5/15/31

        1,900   Gwinnett County Hospital Authority, Georgia, Revenue                  2/12 at 102.00         AAA          2,007,730
                 Anticipation Certificates, Gwinnett Hospital System Inc.
                 Project, Series 1997B, 5.300%, 9/01/27 - MBIA Insured

          500   Henry County Hospital Authority, Georgia, Revenue Certificates,       7/14 at 101.00         Aaa            529,650
                 Henry Medical Center, Series 2004, 5.000%, 7/01/20 -
                 MBIA Insured

          500   Savannah Hospital Authority, Georgia, Revenue Bonds,                  1/14 at 100.00          AA            520,005
                 St. Joseph's/Candler Health System, Series 2003,
                 5.250%, 7/01/23 - RAAI Insured

        2,000   Valdosta and Lowndes County Hospital Authority, Georgia,             10/12 at 101.00         AAA          2,104,760
                 Revenue Certificates, South Georgia Medical Center,
                 Series 2002, 5.250%, 10/01/27 - AMBAC Insured


                                       22

   PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 8.6% (5.7% OF TOTAL INVESTMENTS)

$         990   DeKalb County Housing Authority, Georgia, GNMA Collateralized         8/11 at 103.00         Aaa     $    1,028,422
                 Multifamily Housing Revenue Bonds, Castaways Apartments,
                 Series 2001A, 5.400%, 2/20/29

        1,400   Savannah Housing Authority, Georgia, FNMA Multifamily                 8/16 at 100.00         Aaa          1,467,074
                 Housing Revenue Refunding Bonds, Chatham Gardens,
                 Series 2001, 5.625%, 8/01/31 (Alternative Minimum Tax)
                 (Mandatory put 2/01/19)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 9.5% (6.3% OF TOTAL INVESTMENTS)

        2,000   Georgia Housing and Finance Authority, Single Family Mortgage        12/11 at 100.00         AAA          2,076,280
                 Resolution 1 Bonds, Series 2002A-2, 5.450%, 12/01/22
                 (Alternative Minimum Tax)

          650   Georgia Housing and Finance Authority, Single Family Mortgage        12/11 at 100.00         AAA            669,851
                 Bonds, Series 2002B-2, 5.350%, 12/01/22 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 2.7% (1.8% OF TOTAL INVESTMENTS)

          750   Savannah Economic Development Authority, Georgia, Revenue             7/12 at 100.00         AAA            791,243
                 Bonds, GTREP Project, Series 2002, 5.000%, 7/01/19 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 3.0% (2.0% OF TOTAL INVESTMENTS)

          850   Richmond County Development Authority, Georgia,                       2/12 at 101.00         BBB            884,773
                 Environmental Improvement Revenue Refunding Bonds,
                 International Paper Company, Series 2002A, 6.000%, 2/01/25
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 9.5% (6.3% OF TOTAL INVESTMENTS)

        2,000   Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/18      8/12 at 100.00         AAA          2,132,480

          595   Puerto Rico, General Obligation and Public Improvement Bonds,         7/14 at 100.00         BBB            620,436
                 Series 2004A, 5.250%, 7/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 5.6% (3.8% OF TOTAL INVESTMENTS)

        1,525   Macon-Bibb County Urban Development Authority, Georgia,               8/12 at 101.00          AA          1,638,292
                 Revenue Refunding Bonds, Public Facilities Projects,
                 Series 2002A, 5.000%, 8/01/14


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 3.7% (2.5% OF TOTAL INVESTMENTS)

        1,000   Atlanta, Georgia, Airport General Revenue Refunding Bonds,            1/10 at 101.00         AAA          1,073,240
                 Series 2000A, 5.400%, 1/01/15 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 7.8% (5.2% OF TOTAL INVESTMENTS)

        1,100   Atlanta Development Authority, Georgia, Revenue Bonds,                1/12 at 100.00         AAA          1,179,420
                 Yamacraw Design Center Project, Series 2001A,
                 5.125%, 1/01/27 (Pre-refunded to 1/01/12) - MBIA Insured

        1,000   Rockdale County Water and Sewerage Authority, Georgia,                1/10 at 101.00         AAA          1,080,850
                 Revenue Bonds, Series 1999A, 5.375%, 7/01/29
                 (Pre-refunded to 1/01/10) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 16.3% (10.9% OF TOTAL INVESTMENTS)

        1,500   Coweta County Development Authority, Georgia, Revenue                 1/13 at 100.00         Aaa          1,609,860
                 Bonds, Newnan Water and Sewer, and Light Commission
                 Project, Series 2002, 5.250%, 1/01/18 - FGIC Insured

        1,250   Municipal Electric Authority of Georgia, Combustion Turbine          11/07 at 100.00         AAA          1,338,750
                 Revenue Bonds, Series 2002A, 5.250%, 11/01/20 - MBIA Insured

          500   Municipal Electric Authority of Georgia, Combustion Turbine          11/13 at 100.00         AAA            541,345
                 Revenue Bonds, Series 2003A, 5.250%, 11/01/15 - MBIA Insured

        1,200   Summerville, Georgia, Combined Public Utility System Revenue          1/12 at 101.00        Baa3          1,254,912
                 Refunding and Improvement Bonds, Series 2002, 5.750%, 1/01/26


                                       23

                        Nuveen Georgia Dividend Advantage Municipal Fund (NZX) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 18.8% (12.5% OF TOTAL INVESTMENTS)

$       1,200   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                11/14 at 100.00         AAA     $    1,253,052
                 Series 2004, 5.000%, 11/01/24 - FSA Insured

        2,065   Augusta, Georgia, Water and Sewerage Revenue Bonds,                  10/12 at 100.00         AAA          2,204,780
                 Series 2002, 5.000%, 10/01/16 - FSA Insured

          500   Fulton County, Georgia, Water and Sewerage Revenue Bonds,             1/14 at 100.00         AAA            525,240
                 Series 2004, 5.000%, 1/01/22 - FGIC Insured

        1,395   Macon Water Authority, Georgia, Water and Sewer Revenue              10/11 at 101.00         AA-          1,466,911
                 Bonds, Series 2001B, 5.000%, 10/01/21
------------------------------------------------------------------------------------------------------------------------------------
$      41,410   Total Long-Term Investments (cost $42,218,920) - 149.9%                                                  43,546,804
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                        498,637
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.6)%                                                        (15,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   29,045,441
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                                 See accompanying notes to financial statements.

                        Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG)
                        Portfolio of
                                INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 2.2% (1.4% OF TOTAL INVESTMENTS)

$       1,750   DeKalb County Development Authority, Georgia, Pollution Control      12/12 at 101.00         BB-     $    1,398,460
                 Revenue Refunding Bonds, General Motors Corporation
                 Projects, Series 2002, 6.000%, 3/15/21


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.1% (2.1% OF TOTAL INVESTMENTS)

        2,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB          1,998,420
                 Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 20.0% (13.4% OF TOTAL INVESTMENTS)

        1,225   Athens-Clarke County Unified Government Development                  12/12 at 100.00         AAA          1,296,736
                 Authority, Georgia, Educational Facilities Revenue Bonds,
                 UGAREF CCRC Building LLC Project, Series 2002,
                 5.000%, 12/15/18 - AMBAC Insured

                Athens Housing Authority, Georgia, Student Housing Lease Revenue
                Bonds, UGAREF East Campus Housing LLC Project, Series 2002:
        3,500    5.000%, 12/01/27 - AMBAC Insured                                    12/12 at 100.00         Aaa          3,598,840
        2,500    5.000%, 12/01/33 - AMBAC Insured                                    12/12 at 100.00         Aaa          2,555,525

        1,050   Fulton County Development Authority, Georgia, Revenue                 2/12 at 100.00         AAA          1,075,389
                 Bonds, TUFF Morehouse Project, Series 2002A,
                 5.000%, 2/01/34 - AMBAC Insured

        2,000   Fulton County Development Authority, Georgia, Revenue                11/13 at 100.00         AAA          2,104,580
                 Bonds, Georgia Tech - Klaus Parking and Family Housing,
                 Series 2003, 5.000%, 11/01/23 - MBIA Insured

        1,250   Private Colleges and Universities Authority, Georgia, Revenue        10/11 at 102.00        Baa2          1,308,013
                 Bonds, Mercer University, Series 2001, 5.750%, 10/01/31

        1,000   Private Colleges and Universities Authority, Georgia, Revenue         9/15 at 100.00          AA          1,076,270
                 Bonds, Emory University, Series 2005A, 5.000%, 9/01/17


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 26.5% (17.7% OF TOTAL INVESTMENTS)

                Baldwin County Hospital Authority, Georgia, Revenue Bonds,
                Oconee Regional Medical Center, Series 1998:
           40    5.250%, 12/01/22                                                    12/08 at 102.00         BB+             36,994
          145    5.375%, 12/01/28                                                    12/08 at 102.00         BB+            133,942

        1,000   Chatham County Hospital Authority, Savannah, Georgia,                 1/14 at 100.00          A-          1,043,900
                 Hospital Revenue Bonds, Memorial Health University
                 Medical Center Inc., Series 2004A, 5.375%, 1/01/26

        1,000   Coffee County Hospital Authority, Georgia, Revenue Bonds,             1/14 at 100.00        BBB+          1,031,510
                 Coffee County Regional Medical Center, Series 2004,
                 5.250%, 12/01/22

                Floyd County Hospital Authority, Georgia, Revenue Anticipation
                Certificates, Floyd Medical Center Project, Series 2002:
        1,480    5.000%, 7/01/22 - MBIA Insured                                       7/12 at 101.00         Aaa          1,540,488
        1,000    5.200%, 7/01/32 - MBIA Insured                                       7/12 at 101.00         Aaa          1,042,690

        1,145   Floyd County Hospital Authority, Georgia, Revenue Anticipation        7/13 at 101.00         Aaa          1,207,322
                 Certificates, Floyd Medical Center, Series 2003,
                 5.000%, 7/01/20 - MBIA Insured

        1,305   Gainesville and Hall County Hospital Authority, Georgia,              5/11 at 100.00          A-          1,341,135
                 Revenue Anticipation Certificates, Northeast Georgia Health
                 Services Inc., Series 2001, 5.500%, 5/15/31

                Newnan Hospital Authority, Georgia, Revenue Anticipation
                Certificates, Newnan Hospital Inc., Series 2002:
        2,260    5.500%, 1/01/19 - MBIA Insured                                       1/13 at 100.00         Aaa          2,440,529
        3,020    5.500%, 1/01/20 - MBIA Insured                                       1/13 at 100.00         Aaa          3,263,170

        2,000   Savannah Hospital Authority, Georgia, Revenue Bonds,                  1/14 at 100.00          AA          2,080,020
                 St. Joseph's/Candler Health System, Series 2003,
                 5.250%, 7/01/23 - RAAI Insured

        1,945   Tift County Hospital Authority, Georgia, Revenue Anticipation        12/12 at 101.00         Aaa          2,067,652
                 Bonds, Tift Regional Medical Center, Series 2002,
                 5.250%, 12/01/19 - AMBAC Insured


                                       25

                        Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.6% (3.1% OF TOTAL INVESTMENTS)

                Savannah Economic Development Authority, Georgia, GNMA
                Collateralized Multifamily Housing Revenue Bonds, Snap I-II-III
                Apartments, Series 2002A:
$         500    5.150%, 11/20/22 (Alternative Minimum Tax)                          11/12 at 102.00         AAA     $      514,430
          980    5.200%, 11/20/27 (Alternative Minimum Tax)                          11/12 at 102.00         AAA            999,482
        1,465    5.250%, 11/20/32 (Alternative Minimum Tax)                          11/12 at 102.00         AAA          1,491,722


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.8% (3.2% OF TOTAL INVESTMENTS)

        1,330   Georgia Housing and Finance Authority, Single Family Mortgage         6/11 at 100.00         AAA          1,359,739
                 Resolution 1 Bonds, Series 2001B-2, 5.400%, 12/01/31
                 (Alternative Minimum Tax)

        1,700   Georgia Housing and Finance Authority, Single Family                 12/12 at 100.00         AAA          1,749,470
                 Mortgage Bonds, Series 2002C-2, 5.100%, 12/01/22
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 1.6% (1.0% OF TOTAL INVESTMENTS)

        1,000   Richmond County Development Authority, Georgia,                       2/11 at 101.00         BBB          1,055,110
                 Environmental Improvement Revenue Bonds, International
                 Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 9.4% (6.3% OF TOTAL INVESTMENTS)

        1,000   Cherokee County School System, Georgia, General Obligation            8/13 at 100.00         AAA          1,064,070
                 Bonds, Series 2003, 5.000%, 8/01/16 - MBIA Insured

        1,000   Forsyth County, Georgia, General Obligation Bonds, Series 2004,       3/14 at 101.00          AA          1,082,900
                 5.250%, 3/01/19

          750   Georgia, General Obligation Bonds, Series 1998D,                        No Opt. Call         AAA            832,665
                 5.250%, 10/01/15

                Oconee County, Georgia, General Obligation Bonds,
                Recreation Project, Series 2003:
        1,410    5.500%, 1/01/23 - AMBAC Insured                                      1/13 at 101.00         Aaa          1,549,068
        1,470    5.250%, 1/01/26 - AMBAC Insured                                      1/13 at 101.00         Aaa          1,567,064


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 32.5% (21.7% OF TOTAL INVESTMENTS)

        1,405   Clayton County Development Authority, Georgia, Revenue                7/12 at 100.00         AAA          1,505,331
                 Bonds, TUFF Archives LLC Project, Series 2001A,
                 5.250%, 7/01/21 - MBIA Insured

        4,000   Forsyth County Water and Sewerage Authority, Georgia,                 4/13 at 100.00          AA          4,114,720
                 Revenue Bonds, Series 2002, 5.000%, 4/01/32

          750   Georgia Municipal Association Inc., Certificates of                   6/12 at 101.00         AAA            798,225
                 Participation, Atlanta Court Project, Series 2002,
                 5.125%, 12/01/21 - AMBAC Insured

        2,500   Metropolitan Atlanta Rapid Transit Authority, Georgia,                  No Opt. Call         AAA          2,967,350
                 Sales Tax Revenue Refunding Bonds, Series 1992P,
                 6.250%, 7/01/20 - AMBAC Insured

        2,000   Puerto Rico, Highway Revenue Bonds, Highway and                       7/16 at 100.00         AAA          2,208,220
                 Transportation Authority, Series 1996Y, 5.500%, 7/01/36 -
                 FSA Insured

          500   Puerto Rico Infrastructure Financing Authority, Special Tax           7/15 at 100.00        BBB+            492,050
                 Revenue Bonds, Series 2005B, 5.000%, 7/01/41

        5,000   Puerto Rico Public Buildings Authority, Guaranteed Government           No Opt. Call         AAA          5,526,250
                 Facilities Revenue Refunding Bonds, Series 2002F,
                 5.250%, 7/01/21 - CIFG Insured

                Puerto Rico Municipal Finance Agency, Series 2002A:
          800    5.250%, 8/01/21 - FSA Insured                                        8/12 at 100.00         AAA            862,648
        2,500    5.000%, 8/01/27 - FSA Insured                                        8/12 at 100.00         AAA          2,590,850


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.0% (4.0% OF TOTAL INVESTMENTS)

        3,650   Atlanta, Georgia, Airport General Revenue Refunding Bonds,            1/10 at 101.00         AAA          3,905,391
                 Series 2000A, 5.500%, 1/01/21 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 2.2% (1.5% OF TOTAL INVESTMENTS)

        1,315   Private Colleges and Universities Authority, Georgia, Revenue         9/11 at 100.00       AA***          1,417,228
                 Bonds, Emory University, Series 2001A, 5.125%, 9/01/33
                 (Pre-refunded to 9/01/11)


                                       26

   PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.9% (6.6% OF TOTAL INVESTMENTS)

$       1,000   Elberton, Georgia, Combined Utility System Revenue                    1/12 at 100.00         Aaa     $    1,046,200
                 Refunding and Improvement Bonds, Series 2001,
                 5.000%, 1/01/22 - AMBAC Insured

        1,300   Fairburn, Georgia, Combined Utility Revenue Bonds, Series 2000,      10/10 at 101.00         BBB          1,370,174
                 5.750%, 10/01/20

        1,000   Monroe County Development Authority, Georgia, Pollution                 No Opt. Call         AAA          1,018,270
                 Control Revenue Bonds, Georgia Power Company - Scherer
                 Plant, Series 2001, 4.200%, 1/01/12 (Mandatory
                 put 12/01/08) - AMBAC Insured

        1,000   Municipal Electric Authority of Georgia, Project One                  1/13 at 100.00         AAA          1,046,310
                 Subordinated Lien Revenue Bonds, Series 2003A,
                 5.000%, 1/01/22 - MBIA Insured

        1,775   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          1,942,187
                 Series 2002II, 5.375%, 7/01/19 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 27.0% (18.0% OF TOTAL INVESTMENTS)

                Atlanta, Georgia, Water and Wastewater Revenue Bonds,
                Series 2004:
          500    5.250%, 11/01/15 - FSA Insured                                      11/14 at 100.00         AAA            545,620
        1,700    5.000%, 11/01/37 - FSA Insured                                      11/14 at 100.00         AAA          1,747,345

                Augusta, Georgia, Water and Sewerage Revenue Bonds,
                Series 2002:
        1,000    5.250%, 10/01/22 - FSA Insured                                      10/12 at 100.00         AAA          1,073,940
        3,500    5.000%, 10/01/27 - FSA Insured                                      10/12 at 100.00         AAA          3,613,225

                DeKalb County, Georgia, Water and Sewerage Revenue Bonds,
                Series 2000:
        2,500    5.125%, 10/01/31                                                    10/10 at 101.00          AA          2,580,425
        2,500    5.375%, 10/01/35                                                    10/10 at 101.00          AA          2,670,075

        1,000   Douglasville-Douglas County Water and Sewer Authority,               12/15 at 100.00         AAA          1,037,060
                 Georgia, Water and Sewer Revenue Bonds, Series 2005,
                 5.000%, 6/01/29 - MBIA Insured

          950   Fulton County, Georgia, Water and Sewerage Revenue Bonds,             7/08 at 101.00         AAA            992,275
                 Series 1998, 5.000%, 1/01/16 - FGIC Insured

        3,100   Harris County, Georgia, Water System Revenue Bonds,                  12/12 at 100.00         Aaa          3,248,925
                 Series 2002, 5.000%, 12/01/22 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      92,465   Total Long-Term Investments (cost $95,541,611) - 149.8%                                                  97,227,599
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.0%                                                                        698,487
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.8)%                                                        (33,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   64,926,086
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT NOVEMBER 30, 2005:
                              FIXED RATE      FIXED RATE         FLOATING RATE  FLOATING RATE                            UNREALIZED
              NOTIONAL  PAID BY THE FUND         PAYMENT  RECEIVED BY THE FUND        PAYMENT  EFFECTIVE  TERMINATION  APPRECIATION
COUNTERPARTY  AMOUNT         (ANNUALIZED)      FREQUENCY              BASED ON      FREQUENCY     DATE(2)        DATE (DEPRECIATION)
====================================================================================================================================
    JPMorgan  $1,300,000           4.833%  Semi-annually     3-month USD-LIBOR      Quarterly    2/09/06      2/09/36      $ 81,485
    JPMorgan   4,000,000           5.075%  Semi-annually     3-month USD-LIBOR      Quarterly    2/22/06      2/22/26        72,230
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $153,715
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                                 See accompanying notes to financial statements.

                        Nuveen North Carolina Premium Income Municipal Fund (NNC)
                        Portfolio of
                                INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 27.1% (18.2% OF TOTAL INVESTMENTS)

$         970   North Carolina Capital Facilities Financing Agency, Revenue           4/13 at 100.00         AAA     $    1,027,085
                 Bonds, Johnson and Wales University, Series 2003A,
                 5.250%, 4/01/23 - XLCA Insured

        1,000   North Carolina Capital Facilities Financing Agency, Housing           6/13 at 100.00         AAA          1,033,790
                 Revenue Bonds, Elizabeth City State University, Series 2003A,
                 5.000%, 6/01/28 - AMBAC Insured

        5,875   North Carolina Education Assistance Authority, Subordinate            7/06 at 102.00           A          6,051,368
                 Lien Guaranteed Student Loan Revenue Bonds, Series 1996C,
                 6.350%, 7/01/16 (Alternative Minimum Tax)

        3,285   North Carolina State University at Raleigh, General Revenue          10/13 at 100.00          AA          3,522,210
                 Bonds, Series 2003A, 5.000%, 10/01/15

        1,200   University of North Carolina, Charlotte, Certificates of              3/15 at 100.00         AAA          1,238,040
                 Participation, Student Housing Project, Series 2005,
                 5.000%, 3/01/31 - AMBAC Insured

                University of North Carolina, Chapel Hill, System Net Revenue
                Bonds, Series 2003:
        2,380    5.000%, 12/01/19                                                    12/13 at 100.00         AA+          2,536,580
        2,725    5.000%, 12/01/21                                                    12/13 at 100.00         AA+          2,889,345
        1,500    5.000%, 12/01/23                                                    12/13 at 100.00         AA+          1,584,390

        1,000   University of North Carolina System, Pooled Revenue Refunding        10/12 at 100.00         AAA          1,090,090
                 Bonds, Series 2002A, 5.375%, 4/01/22 - AMBAC Insured

          750   University of North Carolina System, Pooled Revenue Bonds,            4/14 at 100.00         Aaa            789,368
                 Series 2004C, 5.000%, 4/01/21 - AMBAC Insured

        1,530   University of North Carolina System, Pooled Revenue Bonds,              No Opt. Call         AAA          1,653,716
                 Series 2005A, 5.000%, 4/01/15 - AMBAC Insured

        1,675   University of North Carolina, Wilmington, General Revenue             1/12 at 101.00         Aaa          1,765,886
                 Bonds, Series 2002A, 5.000%, 1/01/23 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 1.8% (1.2% OF TOTAL INVESTMENTS)

        1,500   Virgin Islands Public Finance Authority, Revenue Bonds,               1/14 at 100.00         BBB          1,641,810
                 Refinery Project - Hovensa LLC, Series 2003,
                 6.125%, 7/01/22 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 22.0% (14.9% OF TOTAL INVESTMENTS)

          250   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/15 at 100.00          AA            249,557
                 Healthcare System Revenue Bonds, DBA Carolinas Healthcare
                 System, Series 2005A, 5.000%, 1/15/45 (WI, settling 12/14/05)

                North Carolina Medical Care Commission, Healthcare Facilities
                Revenue Bonds, Union Regional Medical Center, Series 2002A:
        1,000    5.500%, 1/01/19                                                      1/12 at 100.00           A          1,054,040
          550    5.500%, 1/01/20                                                      1/12 at 100.00           A            578,529
        1,750    5.375%, 1/01/32                                                      1/12 at 100.00           A          1,792,753

        2,000   North Carolina Medical Care Commission, Healthcare                   11/13 at 100.00         AA-          2,080,800
                 Facilities Revenue Bonds, Novant Health Obligated Group,
                 Series 2003A, 5.000%, 11/01/19

                North Carolina Medical Care Commission, Revenue Bonds,
                Cleveland County Healthcare System, Series 2004A:
          600    5.250%, 7/01/20 - AMBAC Insured                                      7/14 at 100.00         AAA            642,318
          500    5.250%, 7/01/22 - AMBAC Insured                                      7/14 at 100.00         AAA            533,785

        2,000   North Carolina Medical Care Commission, Healthcare Facilities        10/09 at 101.00          A-          2,123,160
                 Revenue Bonds, Stanly Memorial Hospital, Series 1999,
                 6.375%, 10/01/29

          800   North Carolina Medical Care Commission, Revenue Bonds,                1/15 at 100.00         AAA            821,120
                 Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 -
                 FGIC Insured

        1,615   North Carolina Medical Care Commission, Hospital Revenue             10/08 at 101.00          AA          1,615,598
                 Bonds, FirstHealth of the Carolinas Inc., Series 1998,
                 4.750%, 10/01/26

        3,000   North Carolina Medical Care Commission, Hospital Revenue              6/12 at 101.00           A          3,083,820
                 Bonds, Southeastern Regional Medical Center, Series 2002,
                 5.375%, 6/01/32


                                       28

   PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$         735   North Carolina Medical Care Commission, Revenue Bonds,               11/14 at 100.00          AA     $      757,910
                 Northeast Medical Center, Series 2004, 5.000%, 11/01/24

        5,000   North Carolina Medical Care Commission, Health System                10/11 at 101.00          AA          5,173,650
                 Revenue Bonds, Mission St. Joseph's Health System,
                 Series 2001, 5.250%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.5% (3.7% OF TOTAL INVESTMENTS)

        1,000   Asheville Housing Authority, North Carolina,                         11/07 at 102.00          AA          1,021,050
                 GNMA-Collateralized Multifamily Housing Revenue Bonds,
                 Woodridge Apartments, Series 1997, 5.800%, 11/20/39
                 (Alternative Minimum Tax)

        1,000   Charlotte, North Carolina, FHA-Insured Mortgage Revenue               1/06 at 102.00         AAA          1,035,200
                 Refunding Bonds, Tryon Hills Apartments, Series 1993A,
                 5.875%, 1/01/25 - MBIA Insured

        2,290   Mecklenburg County, North Carolina, FNMA Multifamily                  7/13 at 105.00         AAA          2,367,219
                 Housing Revenue Bonds, Little Rock Apartments, Series 2003,
                 5.375%, 1/01/36 (Alternative Minimum Tax)

                North Carolina Housing Finance Agency, FHA-Insured
                Multifamily Revenue Bonds, Series 1993:
          240    5.800%, 7/01/14                                                      1/06 at 100.00         Aa2            240,271
          435    5.900%, 7/01/26                                                      1/06 at 100.00         Aa2            435,357


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 9.0% (6.1% OF TOTAL INVESTMENTS)

        4,985   North Carolina Housing Finance Agency, Home Ownership                 7/09 at 100.00          AA          5,164,510
                 Revenue Bonds, 1998 Trust Agreement, Series 6A,
                 6.200%, 1/01/29 (Alternative Minimum Tax)

        1,945   North Carolina Housing Finance Agency, Single Family                  3/06 at 102.00          AA          1,987,615
                 Revenue Bonds, Series 1996HH, 6.300%, 3/01/26
                 (Alternative Minimum Tax)

        1,180   North Carolina Housing Finance Agency, Home Ownership                 7/10 at 100.00         AAA          1,201,441
                 Revenue Bonds, 1998 Trust Agreement, Series 10A,
                 5.400%, 7/01/32 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.5% (1.0% OF TOTAL INVESTMENTS)

        1,400   North Carolina Capital Facilities Financing Agency, Exempt              No Opt. Call         BBB          1,395,534
                 Facilities Revenue Bonds, Waste Management Inc.,
                 Series 2001, 3.750%, 8/01/14 (Alternative Minimum Tax)
                 (Mandatory put 8/01/07)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 0.3% (0.2% OF TOTAL INVESTMENTS)

          250   North Carolina Medical Care Commission, Revenue Bonds,                9/15 at 100.00         N/R            253,698
                 United Church Homes and Services, Series 2005A,
                 5.250%, 9/01/21


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 3.8% (2.6% OF TOTAL INVESTMENTS)

        1,425   Gaston County Industrial Facilities and Pollution Control             8/15 at 100.00         N/R          1,480,703
                 Financing Authority, North Carolina, National Gypsum
                 Company Project Exempt Facilities Revenue Bonds,
                 Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)

        2,000   Haywood County Industrial Facilities and Pollution Control            3/06 at 102.00        Baa2          2,048,000
                 Financing Authority, North Carolina, Pollution Control Revenue
                 Refunding Bonds, Champion International Corporation,
                 Series 1995, 6.000%, 3/01/20


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 8.8% (5.9% OF TOTAL INVESTMENTS)

        1,890   Craven County, North Carolina, General Obligation Bonds,              5/12 at 101.00         AAA          2,001,038
                 Series 2002, 5.000%, 5/01/21 - AMBAC Insured

        4,285   Durham County, North Carolina, General Obligation Bonds,              4/12 at 100.00         AAA          4,561,254
                 Series 2002B, 5.000%, 4/01/16

        1,000   Johnston County, North Carolina, General Obligation Bonds,            6/11 at 102.00         AAA          1,063,760
                 Series 2001, 5.000%, 6/01/16 - FGIC Insured

          500   North Carolina, General Obligation Bonds, Series 2004A,               3/14 at 100.00         AAA            528,515
                 5.000%, 3/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 30.0% (20.3% OF TOTAL INVESTMENTS)

        1,330   Cabarrus County, North Carolina, Certificates of Participation,       2/13 at 100.00        AA-           1,413,059
                 Series 2002, 5.250%, 2/01/17

        1,800   Catawba County, North Carolina, Certificates of Participation,        6/14 at 100.00         Aaa          1,933,308
                 Series 2004, 5.250%, 6/01/21 - MBIA Insured

                Charlotte, North Carolina, Certificates of Participation,
                Governmental Facilities Projects, Series 2003G:
        1,145    5.000%, 6/01/18                                                      6/13 at 100.00         AA+          1,195,930
        1,700    5.375%, 6/01/26                                                      6/13 at 100.00         AA+          1,798,260


                                       29

                        Nuveen North Carolina Premium Income Municipal Fund (NNC) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
                Series 2002:
$       1,050    5.250%, 6/01/20                                                      6/12 at 101.00         AA+     $    1,129,989
        1,750    5.000%, 6/01/25                                                      6/12 at 101.00         AA+          1,821,138

        2,180   Concord, North Carolina, Certificates of Participation,               6/06 at 102.00         AAA          2,252,703
                 Series 1996A, 6.125%, 6/01/21 - MBIA Insured

        1,000   Davidson County, North Carolina, Certificates of Participation,         No Opt. Call         AAA          1,093,720
                 Series 2004, 5.250%, 6/01/14 - AMBAC Insured

          750   Johnston County Finance Corporation, North Carolina,                  8/09 at 101.00         AAA            793,440
                 Installment Payment Revenue Bonds, School and Museum
                 Projects, Series 1999, 5.250%, 8/01/21 - FSA Insured

                Lee County, North Carolina, Certificates of Participation,
                Public Schools and Community College, Series 2004:
        1,715    5.250%, 4/01/18 - FSA Insured                                        4/14 at 100.00         AAA          1,848,581
          500    5.250%, 4/01/20 - FSA Insured                                        4/14 at 100.00         AAA            537,485
        1,000    5.250%, 4/01/22 - FSA Insured                                        4/14 at 100.00         AAA          1,070,610

                North Carolina Infrastructure Finance Corporation, Certificates
                of Participation, Correctional Facilities, Series 2004A:
        2,500    5.000%, 2/01/19                                                      2/14 at 100.00         AA+          2,610,575
        1,500    5.000%, 2/01/23                                                      2/14 at 100.00         AA+          1,550,700

                North Carolina, Certificates of Participation, Series 2003:
        1,130    5.250%, 6/01/21                                                      6/13 at 100.00         AA+          1,195,246
        1,000    5.250%, 6/01/23                                                      6/13 at 100.00         AA+          1,053,820

        1,500   North Carolina, Certificates of Participation, Repair and             6/14 at 100.00         AA+          1,564,350
                 Renovation Project, Series 2004B, 5.000%, 6/01/20

        2,000   Puerto Rico Highway and Transportation Authority, Grant               3/14 at 100.00         AAA          2,113,080
                 Anticipation Revenue Bonds, Series 2004,
                 5.000%, 9/15/21 - MBIA Insured

        1,000   Randolph County, North Carolina, Certificates of Participation,       6/14 at 102.00         AAA          1,060,830
                 Series 2004, 5.000%, 6/01/20 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.4% (4.3% OF TOTAL INVESTMENTS)

          600   Charlotte, North Carolina, Airport Revenue Bonds,                     7/14 at 100.00         AAA            640,320
                 Series 2004A, 5.250%, 7/01/24 - MBIA Insured

          500   Piedmont Triad Airport Authority, North Carolina, Airport             7/15 at 100.00         AAA            527,040
                 Revenue Bonds, Series 2005A, 5.000%, 7/01/20 -
                 XLCA Insured

        2,250   Raleigh Durham Airport Authority, North Carolina, Airport             5/11 at 101.00         Aaa          2,404,013
                 Revenue Bonds, Series 2001A, 5.250%, 11/01/16 -
                 FGIC Insured

        2,300   Raleigh Durham Airport Authority, North Carolina, Airport             5/15 at 100.00         Aaa          2,379,373
                 Revenue Bonds, Series 2005A, 5.000%, 5/01/30 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 13.1% (8.8% OF TOTAL INVESTMENTS)
        2,000   Charlotte, North Carolina, Storm Water Fee Revenue Bonds,             6/10 at 101.00      AA+***          2,223,920
                 Series 2000, 6.000%, 6/01/25 (Pre-refunded to 6/01/10)

        1,775   North Carolina Municipal Power Agency 1, Catawba Electric               No Opt. Call         AAA          2,034,434
                 Revenue Bonds, Series 1980, 10.500%, 1/01/10

        4,260   North Carolina Municipal Power Agency 1, Catawba Electric               No Opt. Call         AAA          4,649,833
                 Revenue Bonds, Series 1986, 5.000%, 1/01/20

        3,000   North Carolina, General Obligation Bonds, Series 2000A,               9/10 at 102.00         AAA          3,261,270
                 5.100%, 9/01/16 (Pre-refunded to 9/01/10)


                                       30

   PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.6% (7.8% OF TOTAL INVESTMENTS)

$       3,000   North Carolina Eastern Municipal Power Agency, Power                  1/13 at 100.00         BBB     $    3,222,510
                 System Revenue Bonds, Series 2003F, 5.500%, 1/01/15

        4,000   North Carolina Municipal Power Agency 1, Catawba Electric             1/10 at 101.00          A3          4,376,480
                 Revenue Bonds, Series 1999B, 6.500%, 1/01/20

        2,000   North Carolina Municipal Power Agency 1, Catawba Electric             1/13 at 100.00         AAA          2,150,320
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/15 -
                 AMBAC Insured

        1,000   Wake County Industrial Facilities and Pollution Control               2/12 at 101.00          A3          1,060,600
                 Financing Authority, North Carolina, Revenue Refunding
                 Bonds, Carolina Power and Light Company, Series 2002,
                 5.375%, 2/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.4% (5.0% OF TOTAL INVESTMENTS)

        1,605   Broad River Water Authority, North Carolina, Water System             6/15 at 100.00         Aaa          1,691,250
                 Revenue Bonds, Series 2005, 5.000%, 6/01/20 - XLCA Insured

        1,295   Greensboro, North Carolina, Combined Enterprise System                6/15 at 100.00         AA+          1,348,170
                 Revenue Bonds, Series 2005A, 5.000%, 6/01/26

          500   Onslow County, North Carolina, Combined Enterprise System             6/14 at 100.00         AAA            520,910
                 Revenue Bonds, Series 2004B, 5.000%, 6/01/23 - XLCA Insured

        2,000   Winston-Salem, North Carolina, Water and Sewerage System              6/12 at 100.00         AAA          2,113,400
                 Revenue Bonds, Series 2002A, 5.000%, 6/01/18

        1,170   Winston-Salem, North Carolina, Water and Sewerage System              6/15 at 100.00         AAA          1,246,025
                 Revenue Bonds, Series 2005, 5.000%, 6/01/20
------------------------------------------------------------------------------------------------------------------------------------
$     130,820   Total Long-Term Investments (cost $134,027,248) - 148.3%                                                138,002,575
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                      1,844,376
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.3)%                                                        (46,800,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   93,046,951
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                  See accompanying notes to financial statement.

                        Nuveen North Carolina Dividend Advantage Municipal Fund (NRB)
                        Portfolio of
                                INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 26.7% (18.1% OF TOTAL INVESTMENTS)

$         500   North Carolina Capital Facilities Financing Agency, Revenue           9/11 at 101.00        Baa2     $      519,905
                 Bonds, High Point University, Series 2001, 5.125%, 9/01/18

        2,000   North Carolina Capital Facilities Financing Agency, Revenue          10/11 at 100.00         AA+          2,075,780
                 Bonds, Duke University, Series 2001A, 5.125%, 10/01/26

        1,750   University of North Carolina, Chapel Hill, System Net Revenue         6/11 at 100.00         AA+          1,820,770
                 Bonds, Series 2001A, 5.000%, 12/01/25

        1,845   University of North Carolina, Chapel Hill, System Net Revenue           No Opt. Call         AA+          1,985,386
                 Bonds, Series 2002B, 5.000%, 12/01/11

        2,450   University of North Carolina System, Pooled Revenue Refunding        10/12 at 100.00         AAA          2,658,005
                 Bonds, Series 2002A, 5.375%, 4/01/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 20.7% (14.0% OF TOTAL INVESTMENTS)

          100   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/15 at 100.00          AA             99,823
                 Healthcare System Revenue Bonds, DBA Carolinas Healthcare
                 System, Series 2005A, 5.000%, 1/15/45 (WI, settling 12/14/05)

        1,110   North Carolina Medical Care Commission, Healthcare Facilities         1/12 at 100.00           A          1,168,630
                 Revenue Bonds, Union Regional Medical Center, Series 2002A,
                 5.250%, 1/01/15

        2,500   North Carolina Medical Care Commission, Healthcare Revenue            5/07 at 100.00         AA-          2,524,375
                 Bonds, Carolina Medicorp, Series 1996, 5.250%, 5/01/26

          300   North Carolina Medical Care Commission, Revenue Bonds,                1/15 at 100.00         AAA            307,920
                 Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 -
                 FGIC Insured

        1,500   North Carolina Medical Care Commission, Hospital Revenue              6/12 at 101.00           A          1,556,940
                 Bonds, Southeastern Regional Medical Center, Series 2002,
                 5.250%, 6/01/22

          300   North Carolina Medical Care Commission, Revenue Bonds,               11/14 at 100.00          AA            309,351
                 Northeast Medical Center, Series 2004, 5.000%, 11/01/24

        1,000   North Carolina Medical Care Commission, Health System                10/11 at 101.00          AA          1,034,730
                 Revenue Bonds, Mission St. Joseph's Health System,
                 Series 2001, 5.250%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 6.8% (4.6% OF TOTAL INVESTMENTS)

        2,230   Durham Housing Authority, North Carolina, FNMA Guaranteed             6/11 at 100.00         AAA          2,289,095
                 Multifamily Housing Revenue Bonds, Naples Terrace
                 Apartments, Series 2001A, 5.700%, 6/01/33 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 5.2% (3.5% OF TOTAL INVESTMENTS)

        1,265   North Carolina Housing Finance Agency, Home Ownership                 7/09 at 100.00          AA          1,294,146
                 Revenue Bonds, 1998 Trust Agreement, Series 5A,
                 5.625%, 7/01/30 (Alternative Minimum Tax)

          470   North Carolina Housing Finance Agency, Home Ownership                 7/10 at 100.00         AAA            478,540
                 Revenue Bonds, 1998 Trust Agreement, Series 10A,
                 5.400%, 7/01/32 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.5% (1.0% OF TOTAL INVESTMENTS)

          500   North Carolina Capital Facilities Financing Agency, Exempt              No Opt. Call         BBB            498,405
                 Facilities Revenue Bonds, Waste Management Inc.,
                 Series 2001, 3.750%, 8/01/14 (Alternative Minimum Tax)
                 (Mandatory put 8/01/07)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 0.7% (0.6% OF TOTAL INVESTMENTS)

          250   North Carolina Medical Care Commission, Revenue Bonds,                9/15 at 100.00         N/R            253,698
                 United Church Homes and Services, Series 2005A,
                 5.250%, 9/01/21


                                       32

   PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 3.9% (2.6% OF TOTAL INVESTMENTS)

$         750   Columbus County Industrial Facilities and Pollution Control           4/07 at 102.00         BBB     $      776,183
                 Financing Authority, North Carolina, Environmental
                 Improvement Revenue Bonds, International Paper Company
                 Project, Series 1997A, 6.150%, 4/01/21 (Alternative
                 Minimum Tax)

          515   Gaston County Industrial Facilities and Pollution Control             8/15 at 100.00         N/R            535,131
                 Financing Authority, North Carolina, National Gypsum
                 Company Project Exempt Facilities Revenue Bonds,
                 Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 6.3% (4.2% OF TOTAL INVESTMENTS)

                North Carolina, General Obligation Bonds, Series 2004A:
        1,000    5.000%, 3/01/18                                                      3/14 at 100.00         AAA          1,067,830
        1,000    5.000%, 3/01/22                                                      3/14 at 100.00         AAA          1,057,030


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 24.2% (16.4% OF TOTAL INVESTMENTS)

        1,330   Cabarrus County, North Carolina, Certificates of Participation,       2/13 at 100.00        AA-           1,421,291
                 Series 2002, 5.250%, 2/01/15

        1,400   Charlotte, North Carolina, Certificates of Participation,             6/13 at 100.00         AA+          1,480,920
                 Governmental Facilities Projects, Series 2003G,
                 5.375%, 6/01/26

        1,870   Dare County, North Carolina, Certificates of Participation,          12/12 at 100.00         AAA          2,023,284
                 Series 2002, 5.250%, 6/01/15 - AMBAC Insured

        1,250   Davidson County, North Carolina, Certificates of Participation,       6/14 at 100.00         AAA          1,342,575
                 Series 2004, 5.250%, 6/01/21 - AMBAC Insured

        1,390   Durham, North Carolina, Certificates of Participation,                6/15 at 100.00         AA+          1,437,816
                 Series 2005B, 5.000%, 6/01/25

          470   Raleigh, North Carolina, Certificates of Participation,               6/14 at 100.00         AA+            490,163
                 Downtown Improvement Project, Series 2004B,
                 5.000%, 6/01/20


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.2% (4.2% OF TOTAL INVESTMENTS)

          450   Piedmont Triad Airport Authority, North Carolina, Airport             7/15 at 100.00         AAA            474,336
                 Revenue Bonds, Series 2005A, 5.000%, 7/01/20 -
                 XLCA Insured

        1,530   Raleigh Durham Airport Authority, North Carolina, Airport             5/11 at 101.00         Aaa          1,632,112
                 Revenue Bonds, Series 2001A, 5.250%, 11/01/18 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 4.9% (3.3% OF TOTAL INVESTMENTS)

        1,540   Broad River Water Authority, North Carolina, Water System             6/10 at 101.00         Aaa          1,673,302
                 Revenue Bonds, Series 2000, 5.375%, 6/01/26
                 (Pre-refunded to 6/01/10) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 20.7% (14.0% OF TOTAL INVESTMENTS)

                Greenville, North Carolina, Combined Enterprise System
                Revenue Bonds, Series 2001:
        1,000    5.250%, 9/01/20 - FSA Insured                                        9/11 at 101.00         AAA          1,070,500
          500    5.250%, 9/01/21 - FSA Insured                                        9/11 at 101.00         AAA            535,250

        2,500   North Carolina Eastern Municipal Power Agency, Power System           1/06 at 100.00         AAA          2,504,175
                 Revenue Refunding Bonds, Series 1993B, 5.500%, 1/01/17 -
                 FGIC Insured

        1,000   North Carolina Eastern Municipal Power Agency, Power System           1/09 at 102.00         BBB          1,055,740
                 Revenue Refunding Bonds, Series 1999B, 5.650%, 1/01/16

          250   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA            264,125
                 Series 2005RR, 5.000%, 7/01/24 - FGIC Insured

        1,500   Wake County Industrial Facilities and Pollution Control               2/12 at 101.00          A3          1,590,900
                 Financing Authority, North Carolina, Revenue Refunding Bonds,
                 Carolina Power and Light Company, Series 2002,
                 5.375%, 2/01/17


                                       33

                        Nuveen North Carolina Dividend Advantage Municipal Fund (NRB) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 19.9% (13.5% OF TOTAL INVESTMENTS)

$       2,250   Charlotte, North Carolina, Water and Sewerage System                  6/11 at 101.00         AAA     $    2,354,198
                 Revenue Bonds, Series 2001, 5.125%, 6/01/26

                Greensboro, North Carolina, Combined Enterprise System
                Revenue Bonds, Series 2001A:
          500    5.125%, 6/01/20                                                      6/11 at 101.00         AA+            530,490
          500    5.125%, 6/01/21                                                      6/11 at 101.00         AA+            530,490

          500   Greensboro, North Carolina, Combined Enterprise System                6/15 at 100.00         AA+            521,710
                 Revenue Bonds, Series 2005A, 5.000%, 6/01/25

          400   Onslow County, North Carolina, Combined Enterprise System             6/14 at 100.00         AAA            416,728
                 Revenue Bonds, Series 2004B, 5.000%, 6/01/23 -
                 XLCA Insured

        2,275   Winston-Salem, North Carolina, Water and Sewerage System              6/12 at 100.00         AAA          2,406,813
                 Revenue Bonds, Series 2002A, 5.000%, 6/01/17
------------------------------------------------------------------------------------------------------------------------------------
$      47,740   Total Long-Term Investments (cost $48,346,781) - 147.7%                                                  50,068,591
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.4%                                                                        832,154
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.1)%                                                        (17,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   33,900,745
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                        Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO)
                        Portfolio of
                                INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 28.3% (19.5% OF TOTAL INVESTMENTS)

                Appalachian State University, North Carolina, Housing and
                Student Center System Revenue Refunding Bonds, Series 2001:
$         600    5.125%, 7/15/24 - MBIA Insured                                       1/11 at 101.00         Aaa     $      634,554
          200    5.125%, 7/15/27 - MBIA Insured                                       1/11 at 101.00         Aaa            207,690

                Appalachian State University, North Carolina, Housing and
                Student Center System Revenue Refunding Bonds, Series 2002:
        1,040    5.000%, 7/15/14 - MBIA Insured                                       7/12 at 100.00         Aaa          1,115,088
        1,000    5.000%, 7/15/15 - MBIA Insured                                       7/12 at 100.00         Aaa          1,055,510

          500   East Carolina University, General Revenue and Refunding               5/13 at 100.00         Aaa            529,770
                 Revenue Bonds of the Board of Governors of The University
                 of North Carolina, Series 2003A, 5.000%, 5/01/19 -
                 AMBAC Insured

                North Carolina Capital Facilities Financing Agency, Revenue
                Bonds, Duke University, Series 2001A:
        3,750    5.125%, 10/01/26                                                    10/11 at 100.00         AA+          3,892,088
        2,000    5.125%, 10/01/41                                                    10/11 at 100.00         AA+          2,047,940

        1,000   University of North Carolina, Charlotte, Certificates of              3/15 at 100.00         AAA          1,031,700
                 Participation, Student Housing Project, Series 2005,
                 5.000%, 3/01/31 - AMBAC Insured

        1,840   University of North Carolina, Chapel Hill, System Net Revenue           No Opt. Call         AA+          1,980,006
                 Bonds, Series 2002B, 5.000%, 12/01/11

          400   University of North Carolina, Greensboro, General Revenue             4/11 at 101.00         AAA            431,688
                 Refunding Bonds, Series 2002B, 5.375%, 4/01/17 -
                 FSA Insured

        1,100   University of North Carolina System, Pooled Revenue Refunding        10/12 at 100.00         AAA          1,193,390
                 Bonds, Series 2002A, 5.375%, 4/01/19 - AMBAC Insured

                University of North Carolina System, Pooled Revenue Bonds, Series 2004C:
          250    5.000%, 4/01/21 - AMBAC Insured                                      4/14 at 100.00         Aaa            263,123
          500    5.000%, 4/01/24 - AMBAC Insured                                      4/14 at 100.00         Aaa            522,315

        1,000   University of North Carolina System, Pooled Revenue Bonds,            4/15 at 100.00         AAA          1,053,700
                 Series 2005A, 5.000%, 4/01/22 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 21.1% (14.5% OF TOTAL INVESTMENTS)

        2,130   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/11 at 101.00          AA          2,159,032
                 Healthcare System Revenue Bonds, Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31

          200   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/15 at 100.00          AA            199,646
                 Healthcare System Revenue Bonds, DBA Carolinas Healthcare
                 System, Series 2005A, 5.000%, 1/15/45 (WI, settling 12/14/05)

        1,005   North Carolina Medical Care Commission, Healthcare Facilities         1/12 at 100.00           A          1,066,375
                 Revenue Bonds, Union Regional Medical Center, Series 2002A,
                 5.250%, 1/01/13

        2,000   North Carolina Medical Care Commission, Healthcare Facilities        11/13 at 100.00        AA-           2,075,380
                 Revenue Bonds, Novant Health Obligated Group, Series 2003A,
                 5.000%, 11/01/20

                North Carolina Medical Care Commission, Revenue Bonds,
                Cleveland County Healthcare System, Series 2004A:
          595    5.250%, 7/01/20 - AMBAC Insured                                      7/14 at 100.00         AAA            636,965
          500    5.250%, 7/01/22 - AMBAC Insured                                      7/14 at 100.00         AAA            533,785

          500   North Carolina Medical Care Commission, Revenue Bonds,                1/15 at 100.00         AAA            513,200
                 Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 -
                 FGIC Insured

                North Carolina Medical Care Commission, Hospital Revenue
                Bonds, Southeastern Regional Medical Center, Series 2002:
        1,000    5.500%, 6/01/15                                                      6/12 at 101.00           A          1,077,560
        2,000    5.250%, 6/01/22                                                      6/12 at 101.00           A          2,075,920

          500   North Carolina Medical Care Commission, Revenue Bonds,               11/14 at 100.00          AA            515,585
                 Northeast Medical Center, Series 2004, 5.000%, 11/01/24

        1,000   North Carolina Medical Care Commission, Health System                10/11 at 101.00          AA          1,034,730
                 Revenue Bonds, Mission St. Joseph's Health System,
                 Series 2001, 5.250%, 10/01/31


                                       35

                        Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 3.9% (2.7% OF TOTAL INVESTMENTS)

$         400   North Carolina Housing Finance Agency, Home Ownership                 7/10 at 100.00         AAA     $      407,268
                 Revenue Bonds, 1998 Trust Agreement, Series 10A,
                 5.400%, 7/01/32 (Alternative Minimum Tax) - AMBAC Insured

                North Carolina Housing Finance Agency, Home Ownership
                Revenue Bonds, Series 13A:
          875    4.700%, 7/01/12 (Alternative Minimum Tax)                            7/11 at 100.00          AA            893,839
          880    4.850%, 7/01/13 (Alternative Minimum Tax)                            7/11 at 100.00          AA            902,370

------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.4% (1.0% OF TOTAL INVESTMENTS)

          800   North Carolina Capital Facilities Financing Agency, Exempt              No Opt. Call         BBB            797,448
                 Facilities Revenue Bonds, Waste Management Inc.,
                 Series 2001, 3.750%, 8/01/14 (Alternative Minimum Tax)
                 (Mandatory put 8/01/07)

------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 0.5% (0.2% OF TOTAL INVESTMENTS)

          250   North Carolina Medical Care Commission, Revenue Bonds,                9/15 at 100.00         N/R            253,698
                 United Church Homes and Services, Series 2005A,
                 5.250%, 9/01/21

------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 3.6% (2.5% OF TOTAL INVESTMENTS)

          865   Gaston County Industrial Facilities and Pollution Control             8/15 at 100.00         N/R            898,813
                 Financing Authority, North Carolina, National Gypsum
                 Company Project Exempt Facilities Revenue Bonds,
                 Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)

        1,100   Northampton County Industrial Facilities and Pollution Control        2/11 at 101.00         BBB          1,158,157
                 Financing Authority, North Carolina, Environmental
                 Improvement Revenue Bonds, International Paper Company,
                 Series 2001A, 6.200%, 2/01/25 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 2.4% (1.6% OF TOTAL INVESTMENTS)

          250   Durham County, North Carolina, General Obligation Bonds,              5/10 at 102.00         AAA            275,628
                 Series 2000, 5.600%, 5/01/15

        1,000   North Carolina, General Obligation Bonds, Series 2004A,               3/14 at 100.00         AAA          1,057,030
                 5.000%, 3/01/22

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 31.9% (22.0% OF TOTAL INVESTMENTS)

           30   Cabarrus County, North Carolina, Certificates of Participation,       2/13 at 100.00        AA-              31,931
                 Series 2002, 5.250%, 2/01/16

        1,750   Charlotte, North Carolina, Certificates of Participation,             6/13 at 100.00         AA+          1,789,533
                 Governmental Facilities Projects, Series 2003G,
                 5.000%, 6/01/28

                Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
                Series 2002:
        1,850    5.250%, 6/01/18                                                      6/12 at 101.00         AA+          1,999,092
          400    5.250%, 6/01/19                                                      6/12 at 101.00         AA+            431,972

        1,325   Dare County, North Carolina, Certificates of Participation,          12/12 at 100.00         AAA          1,425,700
                 Series 2002, 5.250%, 6/01/17 - AMBAC Insured

                Hartnett County, North Carolina, Certificates of Participation,
                Series 2002:
        1,000    5.250%, 12/01/15 - FSA Insured                                      12/12 at 101.00         AAA          1,079,700
        2,025    5.375%, 12/01/16 - FSA Insured                                      12/12 at 101.00         AAA          2,200,790

          715   Lee County, North Carolina, Certificates of Participation,            4/14 at 100.00         AAA            768,604
                 Public Schools and Community College, Series 2004,
                 5.250%, 4/01/20 - FSA Insured

        1,380   Pasquotank County, North Carolina, Certificates of Participation,     6/14 at 100.00         AAA          1,434,731
                 Series 2004, 5.000%, 6/01/25 - MBIA Insured

        2,070   Pitt County, North Carolina, Certificates of Participation,           4/14 at 100.00         AAA          2,143,340
                 School Facilities Project, Series 2004B, 5.000%, 4/01/29 -
                 AMBAC Insured

        1,270   Puerto Rico Infrastructure Financing Authority, Special Tax             No Opt. Call         AAA          1,433,640
                 Revenue Bonds, Series 2005C, 5.500%, 7/01/16 -
                 AMBAC Insured

                Raleigh, North Carolina, Certificates of Participation, Downtown
                Improvement Project, Series 2004B:
          805    5.000%, 6/01/20                                                      6/14 at 100.00         AA+            839,535
        1,310    5.000%, 6/01/21                                                      6/14 at 100.00         AA+          1,362,426

        1,000   Randolph County, North Carolina, Certificates of Participation,       6/14 at 102.00         AAA          1,060,830
                 Series 2004, 5.000%, 6/01/20 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 16.8% (11.5% OF TOTAL INVESTMENTS)

        2,035   Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A,       7/14 at 100.00         AAA          2,088,500
                 5.000%, 7/01/34 - MBIA Insured

          590   Piedmont Triad Airport Authority, North Carolina, Airport             7/15 at 100.00         AAA            621,907
                 Revenue Bonds, Series 2005A, 5.000%, 7/01/20 -
                 XLCA Insured


                                       36

   PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

                Raleigh Durham Airport Authority, North Carolina, Airport
                Revenue Bonds, Series 2001A:
$       1,000    5.250%, 11/01/15 - FGIC Insured                                      5/11 at 101.00         Aaa     $    1,072,140
        2,320    5.250%, 11/01/16 - FGIC Insured                                      5/11 at 101.00         Aaa          2,478,804
        2,230    5.250%, 11/01/17 - FGIC Insured                                      5/11 at 101.00         Aaa          2,378,830

                University of North Carolina, Charlotte, Parking System
                Revenue Bonds, Series 2002:
          270    5.000%, 1/01/20 - MBIA Insured                                       1/12 at 101.00         Aaa            284,872
          500    5.125%, 1/01/27 - MBIA Insured                                       1/12 at 101.00         Aaa            521,815

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 9.0% (6.2% OF TOTAL INVESTMENTS)

        1,465   Orange Water and Sewerage Authority, North Carolina,                  7/11 at 101.00      AA+***          1,577,981
                 Water and Sewerage System Revenue Bonds, Series 2001,
                 5.000%, 7/01/20 (Pre-refunded to 7/01/11)

        3,200   Wake County, North Carolina, General Obligation School Bonds,         2/10 at 101.50         AAA          3,480,288
                 Series 2000, 5.400%, 2/01/13 (Pre-refunded to 2/01/10)

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 12.7% (8.7% OF TOTAL INVESTMENTS)

        2,500   North Carolina Eastern Municipal Power Agency, Power System           1/06 at 100.00         AAA          2,504,174
                 Revenue Refunding Bonds, Series 1993B, 5.500%, 1/01/17 -
                 FGIC Insured

        1,500   North Carolina Municipal Power Agency 1, Catawba Electric             1/10 at 101.00          A3          1,641,180
                 Revenue Bonds, Series 1999B, 6.500%, 1/01/20

          250   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA            264,124
                 Series 2005RR, 5.000%, 7/01/24 - FGIC Insured

        2,600   Wake County Industrial Facilities and Pollution Control               2/12 at 101.00          A3          2,757,560
                 Financing Authority, North Carolina, Revenue Refunding
                 Bonds, Carolina Power and Light Company, Series 2002,
                 5.375%, 2/01/17

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 13.9% (9.6% OF TOTAL INVESTMENTS)

        2,520   Charlotte, North Carolina, Water and Sewerage System                    No Opt. Call         AAA          2,766,606
                 Revenue Bonds, Series 2002A, 5.250%, 7/01/13

        1,000   Durham County, North Carolina, Enterprise System Revenue              6/13 at 100.00         AAA          1,050,240
                 Bonds, Series 2002, 5.000%, 6/01/23 - MBIA Insured

        1,085   Greensboro, North Carolina, Combined Enterprise System                6/15 at 100.00         AA+          1,134,681
                 Revenue Bonds, Series 2005A, 5.000%, 6/01/24

                Raleigh, North Carolina, Combined Enterprise System Revenue
                Bonds, Series 2004:
        1,000    5.000%, 3/01/21                                                      3/14 at 100.00         AAA          1,054,890
        1,750    5.000%, 3/01/22                                                      3/14 at 100.00         AAA          1,839,827
------------------------------------------------------------------------------------------------------------------------------------
$      77,775   Total Long-Term Investments (cost $79,444,584) - 145.5%                                                  82,011,234
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 4.2%                                                                      2,361,627
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.7)%                                                        (28,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   56,372,861
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT NOVEMBER 30, 2005:
                              FIXED RATE      FIXED RATE         FLOATING RATE  FLOATING RATE                            UNREALIZED
              NOTIONAL  PAID BY THE FUND         PAYMENT  RECEIVED BY THE FUND        PAYMENT  EFFECTIVE  TERMINATION  APPRECIATION
COUNTERPARTY  AMOUNT         (ANNUALIZED)      FREQUENCY              BASED ON      FREQUENCY     DATE(2)        DATE (DEPRECIATION)
====================================================================================================================================
JPMorgan        $800,000           4.833%  Semi-annually     3-month USD-LIBOR      Quarterly    2/09/06      2/09/36      $ 50,145
Morgan Stanley   800,000           4.816%  Semi-annually     3-month USD-LIBOR      Quarterly    2/15/06      2/15/36        52,487
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $102,632
====================================================================================================================================

        USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                        Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII)
                        Portfolio of
                                INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.5% (2.4% OF TOTAL INVESTMENTS)

$       2,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    1,998,420
                 Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 14.9% (10.2% OF TOTAL INVESTMENTS)

          500   East Carolina University, General Revenue and Refunding               5/13 at 100.00         Aaa            529,770
                 Revenue Bonds of the Board of Governors of The University
                 of North Carolina, Series 2003A, 5.000%, 5/01/19 -
                 AMBAC Insured

                North Carolina Capital Facilities Financing Agency, Revenue
                Bonds, Duke University, Series 2001A:
        1,750    5.125%, 10/01/26                                                    10/11 at 100.00         AA+          1,816,308
          500    5.125%, 10/01/41                                                    10/11 at 100.00         AA+            511,985

        3,000   North Carolina Capital Facilities Financing Agency, Revenue          10/12 at 100.00         AA+          3,082,440
                 Bonds, Duke University, Series 2002A, 5.125%, 7/01/42

        1,900   University of North Carolina System, Pooled Revenue                  10/12 at 100.00         AAA          1,970,547
                 Refunding Bonds, Series 2002A, 5.000%, 4/01/27 -
                 AMBAC Insured

          500   University of North Carolina System, Pooled Revenue Bonds,            4/14 at 100.00         Aaa            522,315
                 Series 2004C, 5.000%, 4/01/24 -  AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 12.8% (8.7% OF TOTAL INVESTMENTS)

        2,000   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/07 at 102.00          AA          2,062,280
                 Healthcare System Revenue Bonds, DBA Carolina Healthcare
                 System, Series 1997A, 5.125%, 1/15/22

          750   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/11 at 101.00          AA            760,223
                 Healthcare System Revenue Bonds, Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31

          200   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/15 at 100.00          AA            199,646
                 Healthcare System Revenue Bonds, DBA Carolinas Healthcare
                 System, Series 2005A, 5.000%, 1/15/45 (WI, settling 12/14/05)

           50   Cumberland County, North Carolina, Hospital Facility Revenue         10/09 at 101.00         A-              50,838
                 Bonds, Cumberland County Hospital System Inc., Cape Fear
                 Valley Health System, Series 1999, 5.250%, 10/01/29

        2,000   North Carolina Medical Care Commission, Healthcare Facilities        11/13 at 100.00        AA-           2,087,600
                 Revenue Bonds, Novant Health Obligated Group, Series 2003A,
                 5.000%, 11/01/18

          500   North Carolina Medical Care Commission, Revenue Bonds,                1/15 at 100.00         AAA            513,200
                 Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 -
                 FGIC Insured

          500   North Carolina Medical Care Commission, Revenue Bonds,               11/14 at 100.00          AA            515,585
                 Northeast Medical Center, Series 2004, 5.000%, 11/01/24

        1,000   North Carolina Medical Care Commission, Health System                10/11 at 101.00          AA          1,034,730
                 Revenue Bonds, Mission St. Joseph's Health System,
                 Series 2001, 5.250%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.8% (1.2% OF TOTAL INVESTMENTS)

        1,000   Mecklenburg County, North Carolina, FNMA Multifamily                  7/13 at 105.00         AAA          1,038,390
                 Housing Revenue Bonds, Little Rock Apartments, Series 2003,
                 5.150%, 1/01/22 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.3% (1.6% OF TOTAL INVESTMENTS)

        1,275   North Carolina Housing Finance Agency, Home Ownership                 7/09 at 100.00          AA          1,304,376
                 Revenue Bonds, 1998 Trust Agreement, Series 5A,
                 5.625%, 7/01/30 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.4% (0.9% OF TOTAL INVESTMENTS)

          800   North Carolina Capital Facilities Financing Agency, Exempt              No Opt. Call         BBB            797,448
                 Facilities Revenue Bonds, Waste Management Inc.,
                 Series 2001, 3.750%, 8/01/14 (Alternative Minimum Tax)
                 (Mandatory put 8/01/07)


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 2.5% (1.7% OF TOTAL INVESTMENTS)

        1,400   Haywood County Industrial Facilities and Pollution Control           12/05 at 102.00         BBB          1,415,526
                 Financing Authority, North Carolina, Environmental
                 Improvement Revenue Bonds, Champion International
                 Corporation, Series 1995A, 5.750%, 12/01/25 (Alternative
                 Minimum Tax)


                                       38

   PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 18.5% (12.6% OF TOTAL INVESTMENTS)

$       3,900   Cary, North Carolina, General Obligation Water and Sewer              3/11 at 102.00         AAA     $    4,119,726
                 Bonds, Series 2001, 5.000%, 3/01/20

                Lincoln County, North Carolina, General Obligation Bonds,
                Series 2002A:
          850    5.000%, 6/01/19 - FGIC Insured                                       6/12 at 101.00         AAA            902,930
          900    5.000%, 6/01/20 - FGIC Insured                                       6/12 at 101.00         AAA            954,666
        1,050    5.000%, 6/01/21 - FGIC Insured                                       6/12 at 101.00         AAA          1,111,961

          500   North Carolina, General Obligation Bonds, Series 2004A,               3/14 at 100.00         AAA            528,515
                 5.000%, 3/01/22

        2,000   Puerto Rico, General Obligation and Public Improvement                  No Opt. Call         AAA          2,409,840
                 Refunding Bonds, Series 1997, 6.500%, 7/01/15 -
                 MBIA Insured

          400   Raleigh, North Carolina, General Obligation Bonds,                    6/12 at 100.00         AAA            423,504
                 Series 2002, 5.000%, 6/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 29.4% (20.0% OF TOTAL INVESTMENTS)

        1,550   Cary, North Carolina, Certificates of Participation, Public          12/12 at 100.00         AA+          1,636,971
                 Improvement Projects, Series 2002A, 5.000%, 12/01/17

        1,800   Catawba County, North Carolina, Certificates of Participation,        6/14 at 100.00         Aaa          1,929,312
                 Series 2004, 5.250%, 6/01/22 - MBIA Insured

        1,500   Centennial Authority, North Carolina, Hotel Tax Revenue Bonds,        9/07 at 102.00         AAA          1,569,375
                 Arena Project, Series 1997, 5.125%, 9/01/19 - FSA Insured

        2,750   Charlotte, North Carolina, Certificates of Participation,             6/13 at 100.00         AA+          2,801,645
                 Governmental Facilities Projects, Series 2003G,
                 5.000%, 6/01/33

        3,000   Dare County, North Carolina, Certificates of Participation,          12/12 at 100.00         AAA          3,111,690
                 Series 2002, 5.000%, 6/01/23 - AMBAC Insured

          500   Lee County, North Carolina, Certificates of Participation,            4/14 at 100.00         AAA            537,485
                 Public Schools and Community College, Series 2004,
                 5.250%, 4/01/20 - FSA Insured

        1,000   North Carolina, Certificates of Participation, Repair and             6/14 at 100.00         AA+          1,042,900
                 Renovation Project, Series 2004B, 5.000%, 6/01/20

        2,000   Rutherford County, North Carolina, Certificates of Participation,     9/12 at 101.00         AAA          2,102,920
                 Series 2002, 5.000%, 9/01/21 - AMBAC Insured

        1,785   Union County, North Carolina, Certificates of Participation,          6/13 at 101.00         AAA          1,885,620
                 Series 2003, 5.000%, 6/01/20 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 9.1% (6.2% OF TOTAL INVESTMENTS)

                Raleigh Durham Airport Authority, North Carolina, Airport
                Revenue Bonds, Series 2001A:
        1,780    5.250%, 11/01/15 - FGIC Insured                                      5/11 at 101.00         Aaa          1,908,409
        3,100    5.000%, 11/01/20 - FGIC Insured                                      5/11 at 101.00         Aaa          3,261,882


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 10.9% (7.4% OF TOTAL INVESTMENTS)

          500   Broad River Water Authority, North Carolina, Water System             6/10 at 101.00         Aaa            543,280
                 Revenue Bonds, Series 2000, 5.375%, 6/01/26 (Pre-refunded
                 to 6/01/10) - MBIA Insured

                Forsyth County, North Carolina, Certificates of Participation,
                Public Facilities and Equipment Project, Series 2002:
        1,325    5.125%, 1/01/16 (Pre-refunded to 1/01/13)                            1/13 at 101.00      AA+***          1,448,887
          770    5.250%, 1/01/19 (Pre-refunded to 1/01/13)                            1/13 at 101.00      AA+***            847,939
        1,235    5.250%, 1/01/23 (Pre-refunded to 1/01/13)                            1/13 at 101.00      AA+***          1,360,007

          800   Mecklenburg County, North Carolina, General Obligation                4/10 at 101.50         AAA            859,016
                 Public Improvement Bonds, Series 2000D, 5.000%, 4/01/13
                 (Pre-refunded to 4/01/10)

        1,000   North Carolina, General Obligation Bonds, Series 2000A,               9/10 at 102.00         AAA          1,087,090
                 5.100%, 9/01/16 (Pre-refunded to 9/01/10)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 14.8% (10.1% OF TOTAL INVESTMENTS)

        4,000   North Carolina Eastern Municipal Power Agency, Power                  1/06 at 100.00         AAA          4,006,680
                 System Revenue Refunding Bonds, Series 1993B,
                 5.500%, 1/01/17 - FGIC Insured

        2,665   North Carolina Municipal Power Agency 1, Catawba Electric             1/13 at 100.00         AAA          2,865,301
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/15 -
                 AMBAC Insured

        1,400   Wake County Industrial Facilities and Pollution Control               2/12 at 101.00          A3          1,484,840
                 Financing Authority, North Carolina, Revenue Refunding
                 Bonds, Carolina Power and Light Company, Series 2002,
                 5.375%, 2/01/17


                                       39

                        Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 24.9% (17.0% OF TOTAL INVESTMENTS)

                Charlotte, North Carolina, Water and Sewerage System Revenue
                Bonds, Series 2001:
$         750    5.125%, 6/01/26                                                      6/11 at 101.00         AAA     $      784,733
        1,780    5.125%, 6/01/26 - FGIC Insured                                       6/11 at 101.00         AAA          1,862,432

                Durham County, North Carolina, Enterprise System Revenue
                Bonds, Series 2002:
          680    5.000%, 6/01/16 - MBIA Insured                                       6/13 at 100.00         AAA            722,792
          710    5.000%, 6/01/17 - MBIA Insured                                       6/13 at 100.00         AAA            753,736
          300    5.000%, 6/01/18 - MBIA Insured                                       6/13 at 100.00         AAA            318,080

        2,500   Kannapolis, North Carolina, Water and Sewerage System                 2/12 at 101.00         AAA          2,600,450
                 Revenue Bonds, Series 2001B, 5.250%, 2/01/26 (Alternative
                 Minimum Tax) - FSA Insured

          500   Onslow County, North Carolina, Combined Enterprise System             6/14 at 100.00         AAA            520,910
                 Revenue Bonds, Series 2004B, 5.000%, 6/01/23 -
                 XLCA Insured

        1,000   Orange Water and Sewerage Authority, North Carolina,                  7/11 at 101.00         AA+          1,030,200
                 Water and Sewerage System Revenue Bonds, Series 2001,
                 5.000%, 7/01/26

                Winston-Salem, North Carolina, Water and Sewerage System
                Revenue Bonds, Series 2002A:
          500    5.000%, 6/01/17                                                      6/12 at 100.00         AAA            528,970
        4,715    5.000%, 6/01/19                                                      6/12 at 100.00         AAA          4,973,240
------------------------------------------------------------------------------------------------------------------------------------
$      79,120   Total Long-Term Investments (cost $81,039,781) - 146.8%                                                  83,049,561
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.7%                                                                      1,512,274
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.5)%                                                        (28,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   56,561,835
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT NOVEMBER 30, 2005:
                              FIXED RATE      FIXED RATE         FLOATING RATE  FLOATING RATE                            UNREALIZED
              NOTIONAL  PAID BY THE FUND         PAYMENT  RECEIVED BY THE FUND        PAYMENT  EFFECTIVE  TERMINATION  APPRECIATION
COUNTERPARTY  AMOUNT         (ANNUALIZED)      FREQUENCY              BASED ON      FREQUENCY     DATE(2)        DATE (DEPRECIATION)
====================================================================================================================================
Citigroup     $2,000,000           4.699%  Semi-annually     3-month USD-LIBOR      Quarterly    2/27/06       2/27/26      $128,611
JPMorgan         600,000           5.075%  Semi-annually     3-month USD-LIBOR      Quarterly    2/22/06       2/22/26        10,834
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $139,445
====================================================================================================================================

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES November 30, 2005 (Unaudited)
                                                                                          GEORGIA           GEORGIA         GEORGIA
                                                                                          PREMIUM          DIVIDEND        DIVIDEND
                                                                                           INCOME         ADVANTAGE     ADVANTAGE 2
                                                                                            (NPG)             (NZX)            (NKG)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $75,625,426,
   $42,218,920 and $95,541,611, respectively)                                         $78,565,490       $43,546,804     $97,227,599
Cash                                                                                    3,746,569                --              --
Receivables:
   Interest                                                                             1,322,939           680,387       1,615,212
   Investments sold                                                                            --                --              --
Unrealized appreciation on forward swaps                                                       --                --         153,715
Other assets                                                                                8,266               617             878
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                     83,643,264        44,227,808      98,997,404
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                                 --           155,605       1,015,816
Payable for investments purchased                                                              --                --              --
Accrued expenses:
   Management fees                                                                         43,885            12,291          25,746
   Other                                                                                   23,359            12,162          21,621
Preferred share dividends payable                                                           9,770             2,309           8,135
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                    77,014           182,367       1,071,318
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                 27,800,000        15,000,000      33,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                                $55,766,250       $29,045,441     $64,926,086
====================================================================================================================================
Common shares outstanding                                                               3,800,599         1,963,240       4,553,660
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                              $     14.67       $     14.79     $     14.26
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                               $    38,006       $    19,632     $    45,537
Paid-in surplus                                                                        52,300,038        27,805,350      64,257,862
Undistributed (Over-distribution of) net investment income                                211,881           232,698        (206,209)
Accumulated net realized gain (loss) from investments
   and forward swaps                                                                      276,261          (340,123)     (1,010,807)
Net unrealized appreciation (depreciation) of investments
   and forward swaps                                                                    2,940,064         1,327,884       1,839,703
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                                $55,766,250       $29,045,441     $64,926,086
====================================================================================================================================
Authorized shares:
   Common                                                                               Unlimited         Unlimited       Unlimited
   Preferred                                                                            Unlimited         Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES November 30, 2005 (Unaudited) (continued)
                                                                           NORTH            NORTH             NORTH           NORTH
                                                                        CAROLINA         CAROLINA          CAROLINA        CAROLINA
                                                                         PREMIUM         DIVIDEND          DIVIDEND        DIVIDEND
                                                                          INCOME        ADVANTAGE       ADVANTAGE 2     ADVANTAGE 3
                                                                           (NNC)            (NRB)             (NNO)           (NII)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $134,027,248,
   $48,346,781, $79,444,584 and $81,039,781, respectively)          $138,002,575      $50,068,591       $82,011,234     $83,049,561
Cash                                                                          --           24,857           137,844         221,505
Receivables:
   Interest                                                            2,469,433          930,851         1,355,358       1,410,278
   Investments sold                                                           --               --         1,009,632              --
Unrealized appreciation on forward swaps                                      --               --           102,632         139,445
Other assets                                                               9,235            3,140             1,620             775
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   140,481,243       51,027,439        84,618,320      84,821,564
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                           260,536               --                --              --
Payable for investments purchased                                        247,023           98,809           197,618         197,618
Accrued expenses:
   Management fees                                                        73,268           14,205            23,549          22,212
   Other                                                                  38,078           12,307            19,113          22,102
Preferred share dividends payable                                         15,387            1,373             5,179          17,797
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                  634,292          126,694           245,459         259,729
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                46,800,000       17,000,000        28,000,000      28,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $ 93,046,951      $33,900,745       $56,372,861     $56,561,835
====================================================================================================================================
Common shares outstanding                                              6,340,304        2,254,311         3,742,447       3,928,722
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                            $      14.68      $     15.04       $     15.06     $     14.40
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $     63,403      $    22,543       $    37,424     $    39,287
Paid-in surplus                                                       87,653,983       31,951,021        53,084,717      55,436,510
Undistributed (Over-distribution of) net investment income               207,591          250,575            42,958         (54,202)
Accumulated net realized gain (loss) from investments
   and forward swaps                                                   1,146,647          (45,204)          538,480      (1,008,985)
Net unrealized appreciation (depreciation) of investments
   and forward swaps                                                   3,975,327        1,721,810         2,669,282       2,149,225
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $ 93,046,951      $33,900,745       $56,372,861     $56,561,835
====================================================================================================================================
Authorized shares:
   Common                                                              Unlimited        Unlimited         Unlimited       Unlimited
   Preferred                                                           Unlimited        Unlimited         Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              OPERATIONS Six Months Ended November 30, 2005 (Unaudited)
                                                                                          GEORGIA           GEORGIA         GEORGIA
                                                                                          PREMIUM          DIVIDEND        DIVIDEND
                                                                                           INCOME         ADVANTAGE     ADVANTAGE 2
                                                                                            (NPG)             (NZX)           (NKG)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                     $ 2,016,812        $1,046,008     $ 2,244,989
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                           271,643           143,291         318,458
Preferred shares - auction fees                                                            34,845            18,801          41,363
Preferred shares - dividend disbursing agent fees                                           5,014             5,014           5,014
Shareholders' servicing agent fees and expenses                                             3,220               195             408
Custodian's fees and expenses                                                              13,963             7,577          18,362
Trustees' fees and expenses                                                                   992               452           1,065
Professional fees                                                                           6,015             5,172           6,489
Shareholders' reports - printing and mailing expenses                                       8,385             4,422           7,473
Stock exchange listing fees                                                                    82                84             194
Investor relations expense                                                                  5,550             2,806           6,046
Other expenses                                                                              5,658             5,875           7,034
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                      355,367           193,689         411,906
   Custodian fee credit                                                                    (5,989)           (2,200)         (5,098)
   Expense reimbursement                                                                       --           (67,159)       (159,210)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                              349,378           124,330         247,598
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   1,667,434           921,678       1,997,391
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                                 530,123             9,629         (19,563)
Net realized gain (loss) from forward swaps                                                    --           (19,734)        (87,733)
Change in net unrealized appreciation (depreciation) of investments                    (2,353,443)         (950,026)     (2,337,684)
Change in net unrealized appreciation (depreciation) of forward swaps                          --            67,410         392,489
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                                (1,823,320)         (892,721)     (2,052,491)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                               (288,893)         (160,595)       (380,366)
From accumulated net realized gains from investments                                           --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                                               (288,893)         (160,595)       (380,366)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                                    $  (444,779)       $ (131,638)     $ (435,466)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended November 30, 2005 (Unaudited) (continued)
                                                                           NORTH            NORTH             NORTH           NORTH
                                                                        CAROLINA         CAROLINA          CAROLINA        CAROLINA
                                                                         PREMIUM         DIVIDEND          DIVIDEND        DIVIDEND
                                                                          INCOME        ADVANTAGE       ADVANTAGE 2     ADVANTAGE 3
                                                                           (NNC)            (NRB)             (NNO)           (NII)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $ 3,408,477       $1,211,033       $ 1,947,197     $ 1,943,498
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                          452,855          165,034           273,854         274,158
Preferred shares - auction fees                                           58,660           21,308            35,096          35,096
Preferred shares - dividend disbursing agent fees                          5,014            5,014             5,014           5,014
Shareholders' servicing agent fees and expenses                            6,519              245               435             473
Custodian's fees and expenses                                             23,429            9,412            14,910          12,911
Trustees' fees and expenses                                                1,715              636             1,035             938
Professional fees                                                          6,930            5,218             5,488           6,145
Shareholders' reports - printing and mailing expenses                     12,981            5,616             7,371           8,022
Stock exchange listing fees                                                5,229               96               160             167
Investor relations expense                                                 9,395            3,340             5,434           5,635
Other expenses                                                             6,634            6,065             6,586           6,669
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement     589,361          221,984           355,383         355,228
   Custodian fee credit                                                   (4,480)          (3,857)           (6,410)         (2,087)
   Expense reimbursement                                                      --          (77,350)         (128,353)       (137,063)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                             584,881          140,777           220,620         216,078
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  2,823,596        1,070,256         1,726,577       1,727,420
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                428,304           62,817           175,390          21,370
Net realized gain (loss) from forward swaps                                   --               --          (160,682)       (269,879)
Change in net unrealized appreciation (depreciation) of investments   (3,235,013)        (907,070)       (1,984,092)     (1,672,180)
Change in net unrealized appreciation (depreciation) of forward swaps         --               --           274,643         397,870
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                               (2,806,709)        (844,253)       (1,694,741)     (1,522,819)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                              (491,897)        (157,624)         (289,166)       (283,314)
From accumulated net realized gains from investments                          --               --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                              (491,897)        (157,624)         (289,166)       (283,314)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                   $  (475,010)      $   68,379       $  (257,330)    $   (78,713)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                             GEORGIA                            GEORGIA                            GEORGIA
                                       PREMIUM INCOME (NPG)             DIVIDEND ADVANTAGE (NZX)         DIVIDEND ADVANTAGE 2 (NKG)
                                  ----------------------------        ----------------------------      ----------------------------
                                   SIX MONTHS                         SIX MONTHS                         SIX MONTHS
                                        ENDED       YEAR ENDED             ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                     11/30/05          5/31/05          11/30/05           5/31/05         11/30/05         5/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 1,667,434      $ 3,487,265        $  921,678       $ 1,888,117      $ 1,997,391     $ 3,981,875
Net realized gain (loss) from
   investments                        530,123          334,583             9,629            55,245          (19,563)         63,329
Net realized gain (loss) from
   forward swaps                           --               --           (19,734)         (333,601)         (87,733)       (811,165)
Change in net unrealized
   appreciation (depreciation)
   of investments                  (2,353,443)       2,888,311          (950,026)        2,011,284       (2,337,684)      5,230,264
Change in net unrealized appreciation
   (depreciation) of forward
   swaps                                   --               --            67,410           (67,410)         392,489        (238,774)
Distributions to Preferred Shareholders:
   From net investment income        (288,893)        (347,395)         (160,595)         (200,088)        (380,366)       (496,382)
   From accumulated net realized gains
   from investments                        --               --                --              (976)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                   (444,779)       6,362,764          (131,638)        3,352,571         (435,466)      7,729,147
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (1,538,587)      (3,420,792)         (859,569)       (1,717,243)      (1,611,996)     (3,565,514)
From accumulated net realized gains
   from investments                        --               --                --           (16,271)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (1,538,587)      (3,420,792)         (859,569)       (1,733,514)      (1,611,996)     (3,565,514)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions       62,421          138,628            29,174            26,856               --              --
Preferred shares offering costs            --               --                --            13,620               --             100
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                  62,421          138,628            29,174            40,476               --             100
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares     (1,920,945)       3,080,600          (962,033)        1,659,533       (2,047,462)      4,163,733
Net assets applicable to Common
   shares at the beginning
   of period                       57,687,195       54,606,595        30,007,474        28,347,941       66,973,548      62,809,815
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $55,766,250      $57,687,195       $29,045,441       $30,007,474      $64,926,086     $66,973,548
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                  $   211,881      $   371,927        $  232,698       $   331,184       $ (206,209)    $  (211,238)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                                                             NORTH CAROLINA                    NORTH CAROLINA
                                                                          PREMIUM INCOME (NNC)            DIVIDEND ADVANTAGE (NRB)
                                                                     -----------------------------      ----------------------------
                                                                      SIX MONTHS                         SIX MONTHS
                                                                           ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                                                        11/30/05           5/31/05         11/30/05         5/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 2,823,596       $ 5,780,153      $ 1,070,256     $ 2,179,263
Net realized gain (loss) from
   investments                                                           428,304         1,595,461           62,817         117,198
Net realized gain (loss) from
   forward swaps                                                              --                --               --        (105,324)
Change in net unrealized appreciation
   (depreciation) of investments                                      (3,235,013)        2,755,786         (907,070)      1,727,315
Change in net unrealized appreciation
   (depreciation) of forward
   swaps                                                                      --                --               --              --
Distributions to Preferred Shareholders:
   From net investment income                                           (491,897)         (680,330)        (157,624)       (201,792)
   From accumulated net realized gains
     from investments                                                         --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                      (475,010)        9,451,070           68,379       3,716,660
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (2,585,802)       (5,600,573)      (1,014,136)     (2,066,665)
From accumulated net realized gains
   from investments                                                           --                --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                             (2,585,802)       (5,600,573)      (1,014,136)     (2,066,665)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                                          99,899           216,479           26,984          59,033
Preferred shares offering costs                                               --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                                                     99,899           216,479           26,984          59,033
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                        (2,960,913)        4,066,976         (918,773)      1,709,028
Net assets applicable to Common
   shares at the beginning of period                                  96,007,864        91,940,888       34,819,518      33,110,490
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                       $93,046,951       $96,007,864      $33,900,745     $34,819,518
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                     $   207,591       $   461,694      $   250,575     $   352,079
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                             NORTH CAROLINA                    NORTH CAROLINA
                                                                       DIVIDEND ADVANTAGE 2 (NNO)        DIVIDEND ADVANTAGE 3 (NII)
                                                                     -----------------------------      ----------------------------
                                                                      SIX MONTHS                         SIX MONTHS
                                                                           ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                                                        11/30/05           5/31/05         11/30/05         5/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 1,726,577       $ 3,499,776       $1,727,420     $ 3,483,952
Net realized gain (loss) from
   investments                                                           175,390           748,290           21,370          39,251
Net realized gain (loss) from
   forward swaps                                                        (160,682)           20,984         (269,879)       (444,372)
Change in net unrealized appreciation
   (depreciation) of investments                                      (1,984,092)        2,568,886       (1,672,180)      4,217,563
Change in net unrealized appreciation
   (depreciation) of forward
   swaps                                                                 274,643          (172,011)         397,870        (258,425)
Distributions to Preferred Shareholders:
   From net investment income                                           (289,166)         (384,082)        (283,314)       (419,248)
   From accumulated net realized gains
     from investments                                                         --           (18,106)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                      (257,330)        6,263,737          (78,713)      6,618,721
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (1,577,021)       (3,229,318)      (1,437,469)     (3,119,389)
From accumulated net realized gains
   from investments                                                           --          (260,889)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from distributions
   to Common shareholders                                             (1,577,021)       (3,490,207)      (1,437,469)     (3,119,389)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                                          45,305            70,466           43,459          53,721
Preferred shares offering costs                                            6,692                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                                                     51,997            70,466           43,459          53,721
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                        (1,782,354)        2,843,996       (1,472,723)      3,553,053
Net assets applicable to Common
   shares at the beginning of period                                  58,155,215        55,311,219       58,034,558      54,481,505
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                       $56,372,861       $58,155,215      $56,561,835     $58,034,558
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                     $    42,958       $   182,568      $   (54,202)    $   (60,839)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Georgia Premium Income Municipal Fund
(NPG), Nuveen Georgia Dividend Advantage Municipal Fund (NZX), Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG), Nuveen North Carolina Premium Income Municipal Fund (NNC), Nuveen North Carolina Dividend Advantage Municipal Fund
(NRB), Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO) and Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII). Common shares of Georgia Premium Income (NPG), Georgia Dividend Advantage (NZX), Georgia Dividend Advantage 2 (NKG), North Carolina Dividend Advantage (NRB), North Carolina Dividend Advantage 2 (NNO) and North Carolina Dividend Advantage 3
(NII) are traded on the American Stock Exchange while Common shares of North Carolina Premium Income (NNC) are traded on the New York Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of derivative investments are also provided by an independent pricing service approved by each Fund's Board of Trustees. If the pricing service is unable to supply a price for a municipal bond or derivative investment, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2005, North Carolina Premium Income (NNC), North Carolina Dividend Advantage (NRB), North Carolina Dividend Advantage 2 (NNO) and North Carolina Dividend Advantage 3 (NII) had outstanding when-issued purchase commitments of $247,023, $98,809, $197,618 and $197,618, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares
The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding for each Fund is as follows:

                                                                  NORTH        NORTH         NORTH         NORTH
                       GEORGIA      GEORGIA       GEORGIA      CAROLINA     CAROLINA      CAROLINA      CAROLINA
                       PREMIUM     DIVIDEND      DIVIDEND       PREMIUM     DIVIDEND      DIVIDEND      DIVIDEND
                        INCOME    ADVANTAGE   ADVANTAGE 2        INCOME    ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                         (NPG)        (NZX)         (NKG)         (NNC)        (NRB)         (NNO)         (NII)
----------------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                 --          600            --            --           --            --            --
   Series T                 --           --            --            --          680            --            --
   Series W                 --           --            --            --           --            --         1,120
   Series TH             1,112           --            --         1,872           --            --            --
   Series F                 --           --         1,320            --           --         1,120            --
================================================================================================================

Forward Swap Transactions
The Funds are authorized to invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net asset value. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and would increase or decrease in value based primarily on the extent to which long-term interest rates for bonds having a maturity of the swaps' termination date were to increase or decrease. The Funds may close out a contract prior to the effective date, at which point a realized gain or loss would be recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To minimize such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



2. FUND SHARES

Transactions in Common shares were as follows:

                                             GEORGIA              GEORGIA DIVIDEND          GEORGIA DIVIDEND
                                       PREMIUM INCOME (NPG)        ADVANTAGE (NZX)         ADVANTAGE 2 (NKG)
                                     -----------------------   ----------------------   -----------------------
                                     SIX MONTHS                SIX MONTHS               SIX MONTHS
                                          ENDED   YEAR ENDED        ENDED  YEAR ENDED        ENDED   YEAR ENDED
                                       11/30/05      5/31/05     11/30/05     5/31/05     11/30/05      5/31/05
---------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions   3,832        8,727       1,757        1,724            --          --
===============================================================================================================
                                                             NORTH CAROLINA           NORTH CAROLINA
                                                          PREMIUM INCOME (NNC)    DIVIDEND ADVANTAGE (NRB)
                                                         ----------------------   ------------------------
                                                         SIX MONTHS               SIX MONTHS
                                                              ENDED  YEAR ENDED        ENDED    YEAR ENDED
                                                           11/30/05     5/31/05     11/30/05       5/31/05
----------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                       6,059      13,171        1,588         3,678
==========================================================================================================
                                                              NORTH CAROLINA           NORTH CAROLINA
                                                                 DIVIDEND                 DIVIDEND
                                                             ADVANTAGE 2 (NNO)        ADVANTAGE 3 (NII)
                                                         ----------------------   ------------------------
                                                         SIX MONTHS               SIX MONTHS
                                                              ENDED  YEAR ENDED        ENDED    YEAR ENDED
                                                           11/30/05     5/31/05     11/30/05       5/31/05
----------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                       2,402       4,454        2,897         3,600
==========================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended November 30, 2005, were as follows:

                                                                        GEORGIA      GEORGIA       GEORGIA
                                                                        PREMIUM     DIVIDEND      DIVIDEND
                                                                         INCOME    ADVANTAGE   ADVANTAGE 2
                                                                          (NPG)        (NZX)         (NKG)
----------------------------------------------------------------------------------------------------------
Purchases                                                            $6,033,072   $1,597,400    $4,650,924
Sales and maturities                                                  9,296,935    1,184,045     3,289,217
==========================================================================================================
                                                             NORTH        NORTH        NORTH         NORTH
                                                          CAROLINA     CAROLINA     CAROLINA      CAROLINA
                                                           PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND
                                                            INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                                             (NNC)        (NRB)        (NNO)         (NII)
----------------------------------------------------------------------------------------------------------
Purchases                                              $11,408,883   $1,407,672   $3,804,285      $778,471
Sales and maturities                                    10,932,161    1,144,925    3,813,641       901,819
==========================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At November 30, 2005, the cost of investments was as follows:

                                                                        GEORGIA      GEORGIA       GEORGIA
                                                                        PREMIUM     DIVIDEND      DIVIDEND
                                                                         INCOME    ADVANTAGE   ADVANTAGE 2
                                                                          (NPG)        (NZX)         (NKG)
----------------------------------------------------------------------------------------------------------
Cost of investments                                                 $75,619,010  $42,445,558   $96,126,842
==========================================================================================================
                                                             NORTH        NORTH        NORTH         NORTH
                                                          CAROLINA     CAROLINA     CAROLINA      CAROLINA
                                                           PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND
                                                            INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                                             (NNC)        (NRB)        (NNO)         (NII)
----------------------------------------------------------------------------------------------------------
Cost of investments                                   $134,019,572  $48,400,916  $79,439,492   $81,157,120
==========================================================================================================

Notes to
        FINANCIAL STATEMENTS (Unaudited) (continued)



Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005, were as follows:

                                                                        GEORGIA      GEORGIA       GEORGIA
                                                                        PREMIUM     DIVIDEND      DIVIDEND
                                                                         INCOME    ADVANTAGE   ADVANTAGE 2
                                                                          (NPG)        (NZX)         (NKG)
----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                      $3,160,357   $1,519,827    $2,267,030
   Depreciation                                                        (213,877)    (418,581)   (1,166,273)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments            $2,946,480   $1,101,246    $1,100,757
==========================================================================================================
                                                             NORTH        NORTH        NORTH         NORTH
                                                          CAROLINA     CAROLINA     CAROLINA      CAROLINA
                                                           PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND
                                                            INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                                             (NNC)        (NRB)        (NNO)         (NII)
----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                         $4,298,625   $1,751,141   $2,663,786    $2,068,599
   Depreciation                                           (315,622)     (83,466)     (92,044)     (176,158)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                                       $3,983,003   $1,667,675   $2,571,742    $1,892,441
==========================================================================================================

The tax components of undistributed net investment income and net realized gains at May 31, 2005, the Funds' last fiscal year end, were as follows:

                                                                        GEORGIA      GEORGIA       GEORGIA
                                                                        PREMIUM     DIVIDEND      DIVIDEND
                                                                         INCOME    ADVANTAGE   ADVANTAGE 2
                                                                          (NPG)        (NZX)         (NKG)
----------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                                  $641,497     $475,192       $73,268
Undistributed net ordinary income **                                         --           --            --
Undistributed net long-term capital gains                                    --           --            --
==========================================================================================================
                                                             NORTH        NORTH        NORTH         NORTH
                                                          CAROLINA     CAROLINA     CAROLINA      CAROLINA
                                                           PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND
                                                            INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                                             (NNC)        (NRB)        (NNO)         (NII)
----------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                     $895,718     $529,690     $449,054      $200,083
Undistributed net ordinary income **                         3,258           --      123,149            --
Undistributed net long-term capital gains                  718,343           --      400,623            --
==========================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 2, 2005, paid on June 1, 2005.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended May 31, 2005, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                                        GEORGIA      GEORGIA       GEORGIA
                                                                        PREMIUM     DIVIDEND      DIVIDEND
                                                                         INCOME    ADVANTAGE   ADVANTAGE 2
                                                                          (NPG)        (NZX)         (NKG)
----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                             $3,753,153   $1,919,401    $4,087,495
Distributions from net ordinary income **                                19,521           --            --
Distributions from net long-term capital gains                               --       17,247            --
==========================================================================================================
                                                             NORTH        NORTH        NORTH         NORTH
                                                          CAROLINA     CAROLINA     CAROLINA      CAROLINA
                                                           PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND
                                                            INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                                             (NNC)        (NRB)        (NNO)         (NII)
----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                $6,287,760   $2,264,563   $3,616,451    $3,544,530
Distributions from net ordinary income **                       --           --           --            --
Distributions from net long-term capital gains                  --           --      278,995            --
==========================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2005, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                        NORTH        NORTH
                                                           GEORGIA       GEORGIA     CAROLINA     CAROLINA
                                                           PREMIUM      DIVIDEND     DIVIDEND     DIVIDEND
                                                            INCOME   ADVANTAGE 2    ADVANTAGE  ADVANTAGE 3
                                                             (NPG)         (NKG)        (NRB)        (NII)
----------------------------------------------------------------------------------------------------------
Expiration year:
   2008                                                   $129,908      $     --      $    --     $     --
   2009                                                         --            --           --           --
   2010                                                         --            --           --           --
   2011                                                         --            --           --           --
   2012                                                    123,954       138,103           --      339,128
   2013                                                         --            --       52,458       28,043
----------------------------------------------------------------------------------------------------------
Total                                                     $253,862      $138,103      $52,458     $367,171
==========================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



At May 31, 2005, the Funds' last fiscal year end, the following Funds elected to defer net realized losses from investments incurred from November 1, 2004 through May 31, 2005 ("post-October losses") in accordance with Federal income tax regulations. The following post-October losses were treated as having arisen on the first day of the current fiscal year:

                                                                           NORTH
                                               GEORGIA      GEORGIA     CAROLINA
                                              DIVIDEND     DIVIDEND     DIVIDEND
                                             ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                 (NZX)        (NKG)        (NII)
--------------------------------------------------------------------------------
                                              $103,434     $179,798     $275,967
================================================================================

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Each fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS                            GEORGIA PREMIUM INCOME (NPG)
(INCLUDING NET ASSETS                        NORTH CAROLINA PREMIUM INCOME (NNC)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                                GEORGIA DIVIDEND ADVANTAGE (NZX)
                                              GEORGIA DIVIDEND ADVANTAGE 2 (NKG)
                                         NORTH CAROLINA DIVIDEND ADVANTAGE (NRB)
AVERAGE DAILY NET ASSETS               NORTH CAROLINA DIVIDEND ADVANTAGE 2 (NNO)
(INCLUDING NET ASSETS                  NORTH CAROLINA DIVIDEND ADVANTAGE 3 (NII)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of November 30, 2005, the complex-level fee rate was .1898%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



For the first ten years of Georgia Dividend Advantage's (NZX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
SEPTEMBER 30,                                SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                   .30%                 2007                           .25%
2002                    .30                  2008                           .20
2003                    .30                  2009                           .15
2004                    .30                  2010                           .10
2005                    .30                  2011                           .05
2006                    .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Georgia Dividend Advantage (NZX) for any portion of its fees and expenses beyond September 30, 2011.

For the first eight years of Georgia Dividend Advantage 2's (NKG) and North Carolina Dividend Advantage 3's (NII) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
SEPTEMBER 30,                                SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                   .32%                 2007                           .32%
2003                    .32                  2008                           .24
2004                    .32                  2009                           .16
2005                    .32                  2010                           .08
2006                    .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Georgia Dividend Advantage 2 (NKG) and North Carolina Dividend Advantage 3 (NII) for any portion of its fees and expenses beyond September 30, 2010.

For the first ten years of North Carolina Dividend Advantage's (NRB) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
JANUARY 31,                                  JANUARY 31,
--------------------------------------------------------------------------------
2001*                   .30%                 2007                           .25%
2002                    .30                  2008                           .20
2003                    .30                  2009                           .15
2004                    .30                  2010                           .10
2005                    .30                  2011                           .05
2006                    .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse North Carolina Dividend Advantage (NRB) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of North Carolina Dividend Advantage 2's (NNO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
NOVEMBER 30,                                 NOVEMBER 30,
--------------------------------------------------------------------------------
2001*                   .30%                 2007                           .25%
2002                    .30                  2008                           .20
2003                    .30                  2009                           .15
2004                    .30                  2010                           .10
2005                    .30                  2011                           .05
2006                    .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse North Carolina Dividend Advantage 2
(NNO) for any portion of its fees and expenses beyond November 30, 2011.

6. ANNOUNCEMENT REGARDING PARENT COMPANY OF ADVISER

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. Transactions (C) and (D) above were settled in late July, which effectively reduced St. Paul Travelers' controlling stake in Nuveen was deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which resulted in the automatic termination of each agreement under the 1940 Act. In anticipation of such deemed assignment, the Board of Trustees had approved new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders, which shareholder approval was received prior to the settlement of transactions (C) and (D). The new ongoing management agreements took effect upon such settlement.

7. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 30, 2005, to shareholders of record on December 15, 2005, as follows:

                                                            NORTH       NORTH        NORTH        NORTH
                      GEORGIA     GEORGIA      GEORGIA   CAROLINA    CAROLINA     CAROLINA     CAROLINA
                      PREMIUM    DIVIDEND     DIVIDEND    PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                       INCOME   ADVANTAGE  ADVANTAGE 2     INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                        (NPG)       (NZX)        (NKG)      (NNC)       (NRB)        (NNO)        (NII)
-------------------------------------------------------------------------------------------------------
Dividend per share     $.0625      $.0730       $.0590     $.0645      $.0735       $.0685       $.0610
=======================================================================================================

At the same time, the following Funds declared capital gains and ordinary income distributions as follows:

                                                                                     NORTH        NORTH
                                                                      GEORGIA     CAROLINA     CAROLINA
                                                                      PREMIUM      PREMIUM     DIVIDEND
                                                                       INCOME       INCOME  ADVANTAGE 2
                                                                        (NPG)        (NNC)        (NNO)
-------------------------------------------------------------------------------------------------------
Capital gains distribution per share                                   $.0661       $.1594       $.0948
Ordinary income distributions per share*                                .0008        .0034        .0291
=======================================================================================================

* Ordinary income consists of taxable market discount income and net short-term capital gains, if any.

                        Financial
                               HIGHLIGHTS (Unaudited)

                Selected data for a Common share outstanding throughout each period:
                                                         Investment Operations                             Less Distributions
                                   ---------------------------------------------------------------  --------------------------------
                                                            Distributions   Distributions
                                                                 from Net            from                  Net
                        Beginning                              Investment         Capital           Investment     Capital
                           Common                     Net       Income to        Gains to            Income to    Gains to
                            Share         Net   Realized/       Preferred       Preferred               Common      Common
                        Net Asset  Investment  Unrealized          Share-          Share-               Share-      Share-
                            Value      Income  Gain (Loss)        holders+        holders+   Total     holders     holders     Total
====================================================================================================================================
GEORGIA PREMIUM
INCOME (NPG)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                    $15.19       $ .44      $ (.47)          $(.08)           $ --   $ (.11)      $(.41)       $ --    $(.41)
2005                        14.42         .92         .84            (.09)             --     1.67        (.90)         --     (.90)
2004                        15.36         .97        (.96)           (.05)             --     (.04)       (.90)         --     (.90)
2003                        14.31         .96        1.02            (.07)             --     1.91        (.86)         --     (.86)
2002                        14.15        1.02         .11            (.12)             --     1.01        (.85)         --     (.85)
2001                        12.80        1.06        1.35            (.26)             --     2.15        (.80)         --     (.80)

GEORGIA DIVIDEND
ADVANTAGE (NZX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                     15.30         .47        (.46)           (.08)             --     (.07)       (.44)         --     (.44)
2005                        14.47         .96         .85            (.10)             --     1.71        (.88)       (.01)    (.89)
2004                        15.62         .97       (1.18)           (.06)             --     (.27)       (.87)       (.01)    (.88)
2003                        14.00         .96        1.65            (.06)           (.02)    2.53        (.81)       (.13)    (.94)
2002(b)                     14.33         .58        (.19)           (.06)             --      .33        (.47)         --     (.47)

GEORGIA DIVIDEND
ADVANTAGE 2 (NKG)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                     14.71         .44        (.46)           (.08)             --     (.10)       (.35)         --     (.35)
2005                        13.79         .87         .94            (.11)             --     1.70        (.78)         --     (.78)
2004                        15.01         .88       (1.23)           (.05)             --     (.40)       (.80)       (.02)    (.82)
2003(c)                     14.33         .47         .92            (.04)             --     1.35        (.47)         --     (.47)
====================================================================================================================================
                                                                        Total Returns
                                                                     -------------------
                                                                                 Based
                            Offering                                                on
                           Costs and      Ending                                Common
                           Preferred      Common                      Based      Share
                               Share       Share      Ending             on        Net
                        Underwriting   Net Asset      Market         Market      Asset
                           Discounts       Value       Value          Value**    Value**
========================================================================================
GEORGIA PREMIUM
INCOME (NPG)
----------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                         $ --      $14.67      $14.84          (8.85)%     (.77)%
2005                              --       15.19       16.70          15.46      11.88
2004                              --       14.42       15.30          (4.56)      (.23)
2003                              --       15.36       16.95          12.92      13.78
2002                              --       14.31       15.83           8.98       7.32
2001                              --       14.15       15.35          30.41      16.98

GEORGIA DIVIDEND
ADVANTAGE (NZX)
----------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                           --       14.79       16.30           5.31       (.49)
2005                             .01       15.30       15.89          20.74      12.10
2004                              --       14.47       13.95          (5.15)     (1.73)
2003                             .03       15.62       15.59          12.56      18.82
2002(b)                         (.19)      14.00       14.74           1.42       1.02

GEORGIA DIVIDEND
ADVANTAGE 2 (NKG)
----------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                           --       14.26       13.30          (3.78)      (.67)
2005                              --       14.71       14.18          13.61      12.61
2004                              --       13.79       13.20          (6.57)     (2.67)
2003(c)                         (.20)      15.01       14.98           3.16       8.22
========================================================================================
                                                          Ratios/Supplemental Data
                         ----------------------------------------------------------------------------------------------
                                          Before Credit/Reimbursement       After Credit/Reimbursement***
                                         -----------------------------     ------------------------------
                                                        Ratio of Net                       Ratio of Net
                                           Ratio of       Investment         Ratio of        Investment
                              Ending       Expenses        Income to         Expenses         Income to
                                 Net     to Average          Average       to Average           Average
                              Assets     Net Assets       Net Assets       Net Assets        Net Assets
                          Applicable     Applicable       Applicable       Applicable        Applicable      Portfolio
                           to Common      to Common        to Common        to Common         to Common       Turnover
                         Shares (000)        Shares++         Shares++         Shares++          Shares++         Rate
=======================================================================================================================
GEORGIA PREMIUM
INCOME (NPG)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                      $55,766           1.25%*           5.83%*           1.23%*            5.85%*            7%
2005                          57,687           1.25             6.15             1.23              6.17             18
2004                          54,607           1.23             6.54             1.22              6.55             12
2003                          58,050           1.29             6.53             1.26              6.55             22
2002                          53,909           1.37             7.12             1.35              7.13             37
2001                          53,168           1.41             7.67             1.40              7.68             15

GEORGIA DIVIDEND
ADVANTAGE (NZX)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                       29,045           1.30*            5.74*             .84*             6.20*             3
2005                          30,007           1.27             5.93              .80              6.39             12
2004                          28,348           1.27             6.03              .81              6.49              5
2003                          30,576           1.31             6.00              .83              6.49             48
2002(b)                       27,381           1.37*            5.70*             .92*             6.16*            60

GEORGIA DIVIDEND
ADVANTAGE 2 (NKG)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                       64,926           1.24*            5.52*             .75*             6.02*             3
2005                          66,974           1.23             5.58              .74              6.07              5
2004                          62,810           1.22             5.63              .73              6.12             12
2003(c)                       68,325           1.16*            4.36*             .69*             4.84*            17
=======================================================================================================================
                             Preferred Shares at End of Period
                         ------------------------------------------
                           Aggregate       Liquidation
                              Amount        and Market        Asset
                         Outstanding             Value     Coverage
                                (000)        Per Share    Per Share
===================================================================
GEORGIA PREMIUM
INCOME (NPG)
-------------------------------------------------------------------
Year Ended 5/31:
2006(a)                      $27,800           $25,000      $75,150
2005                          27,800            25,000       76,877
2004                          27,800            25,000       74,107
2003                          27,800            25,000       77,203
2002                          27,800            25,000       73,480
2001                          27,800            25,000       72,813

GEORGIA DIVIDEND
ADVANTAGE (NZX)
-------------------------------------------------------------------
Year Ended 5/31:
2006(a)                       15,000            25,000       73,409
2005                          15,000            25,000       75,012
2004                          15,000            25,000       72,247
2003                          15,000            25,000       75,961
2002(b)                       15,000            25,000       70,636

GEORGIA DIVIDEND
ADVANTAGE 2 (NKG)
-------------------------------------------------------------------
Year Ended 5/31:
2006(a)                       33,000            25,000       74,186
2005                          33,000            25,000       75,738
2004                          33,000            25,000       72,583
2003(c)                       33,000            25,000       76,761
===================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a)  For the six months ended November 30, 2005.
(b) For the period September 25, 2001 (commencement of operations) through May 31, 2002.
(c) For the period September 25, 2002 (commencement of operations) through May 31, 2003.

                                 See accompanying notes to financial statements.


                                  58-59 SPREAD

                        FINANCIAL HIGHLIGHTS (Unaudited) (continued)

                Selected data for a Common share outstanding throughout each period:
                                                         Investment Operations                             Less Distributions
                                   ---------------------------------------------------------------  --------------------------------
                                                            Distributions   Distributions
                                                                 from Net            from                  Net
                        Beginning                              Investment         Capital           Investment     Capital
                           Common                     Net       Income to        Gains to            Income to    Gains to
                            Share         Net   Realized/       Preferred       Preferred               Common      Common
                        Net Asset  Investment  Unrealized          Share-          Share-               Share-      Share-
                            Value      Income  Gain (Loss)        holders+        holders+   Total     holders     holders     Total
====================================================================================================================================
NORTH CAROLINA
PREMIUM INCOME (NNC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                    $15.16       $ .45     $  (.44)          $(.08)           $ --   $ (.07)      $(.41)       $ --    $(.41)
2005                        14.55         .91         .70            (.11)             --     1.50        (.89)         --     (.89)
2004                        15.50         .95        (.95)           (.06)             --     (.06)       (.89)         --     (.89)
2003                        14.18         .98        1.27            (.07)             --     2.18        (.86)         --     (.86)
2002                        13.94        1.02         .15            (.13)             --     1.04        (.80)         --     (.80)
2001                        12.62        1.03        1.31            (.27)             --     2.07        (.75)         --     (.75)

NORTH CAROLINA
DIVIDEND ADVANTAGE (NRB)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                     15.46         .47        (.37)           (.07)             --      .03        (.45)         --     (.45)
2005                        14.72         .97         .78            (.09)             --     1.66        (.92)         --     (.92)
2004                        15.87         .98       (1.10)           (.05)             --     (.17)       (.91)       (.07)    (.98)
2003                        14.39        1.00        1.54            (.06)           (.02)    2.46        (.86)       (.13)    (.99)
2002                        13.90        1.06         .38            (.13)             --     1.31        (.82)         --     (.82)
2001(b)                     14.33         .25        (.26)           (.05)             --     (.06)       (.20)         --     (.20)

NORTH CAROLINA
DIVIDEND ADVANTAGE 2 (NNO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                     15.55         .46        (.45)           (.08)             --     (.07)       (.42)         --     (.42)
2005                        14.81         .94         .83            (.10)             --     1.67        (.86)       (.07)    (.93)
2004                        15.98         .94       (1.17)           (.06)             --     (.29)       (.85)       (.03)    (.88)
2003                        14.30         .94        1.78            (.07)           (.02)    2.63        (.82)       (.13)    (.95)
2002(c)                     14.33         .38         .11            (.04)             --      .45        (.34)         --     (.34)

NORTH CAROLINA
DIVIDEND ADVANTAGE 3 (NII)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                     14.78         .44        (.38)           (.07)             --     (.01)       (.37)         --     (.37)
2005                        13.89         .89         .91            (.11)             --     1.69        (.80)         --     (.80)
2004                        14.96         .90       (1.09)           (.07)             --     (.26)       (.80)       (.01)    (.81)
2003(d)                     14.33         .49         .87            (.05)             --     1.31        (.47)         --     (.47)
====================================================================================================================================
                                                                              Total Returns
                                                                           -------------------
                                                                                       Based
                                  Offering                                                on
                                 Costs and      Ending                                Common
                                 Preferred      Common                      Based      Share
                                     Share       Share      Ending             on        Net
                              Underwriting   Net Asset      Market         Market      Asset
                                 Discounts       Value       Value          Value**    Value**
==============================================================================================
NORTH CAROLINA
PREMIUM INCOME (NNC)
----------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                               $ --      $14.68      $14.50         (13.53)%     (.48)%
2005                                    --       15.16       17.20          17.79      10.52
2004                                    --       14.55       15.40          (4.08)      (.40)
2003                                    --       15.50       16.95          10.27      15.80
2002                                    --       14.18       16.21          15.44       7.62
2001                                    --       13.94       14.80          14.03      16.65

NORTH CAROLINA
DIVIDEND ADVANTAGE (NRB)
----------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                                 --       15.04       16.90            .60        .19
2005                                    --       15.46       17.25          21.19      11.53
2004                                    --       14.72       15.05          (2.76)     (1.08)
2003                                   .01       15.87       16.45          13.52      17.75
2002                                    --       14.39       15.44           7.54       9.58
2001(b)                               (.17)      13.90       15.15           2.42      (1.57)

NORTH CAROLINA
DIVIDEND ADVANTAGE 2 (NNO)
----------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                                 --       15.06       15.50          (2.08)      (.45)
2005                                    --       15.55       16.25          16.46      11.56
2004                                    --       14.81       14.80          (1.94)     (1.83)
2003                                    --       15.98       15.97          14.10      18.98
2002(c)                               (.14)      14.30       14.90           1.64       2.22

NORTH CAROLINA
DIVIDEND ADVANTAGE 3 (NII)
----------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                                 --       14.40       13.95          (7.15)      (.10)
2005                                    --       14.78       15.40          18.78      12.39
2004                                    --       13.89       13.68          (4.93)     (1.75)
2003(d)                               (.21)      14.96       15.20           4.56       7.86
==============================================================================================
                                                                  Ratios/Supplemental Data
                                 ----------------------------------------------------------------------------------------------
                                                  Before Credit/Reimbursement       After Credit/Reimbursement***
                                                 -----------------------------     ------------------------------
                                                                Ratio of Net                       Ratio of Net
                                                   Ratio of       Investment         Ratio of        Investment
                                      Ending       Expenses        Income to         Expenses         Income to
                                         Net     to Average          Average       to Average           Average
                                      Assets     Net Assets       Net Assets       Net Assets        Net Assets
                                  Applicable     Applicable       Applicable       Applicable        Applicable      Portfolio
                                   to Common      to Common        to Common        to Common         to Common       Turnover
                                 Shares (000)        Shares++         Shares++         Shares++          Shares++         Rate
===============================================================================================================================
NORTH CAROLINA
PREMIUM INCOME (NNC)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                              $93,047           1.24%*           5.94%*           1.23%*            5.95%*            8%
2005                                  96,008           1.23             6.09             1.22              6.10             19
2004                                  91,941           1.23             6.35             1.22              6.36             20
2003                                  97,785           1.27             6.60             1.25              6.62             16
2002                                  89,286           1.33             7.17             1.32              7.18             22
2001                                  87,614           1.34             7.47             1.30              7.51             19

NORTH CAROLINA
DIVIDEND ADVANTAGE (NRB)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                               33,901           1.29*            5.73*             .82*             6.20*             2
2005                                  34,820           1.27             5.90              .81              6.35             11
2004                                  33,110           1.24             5.96              .78              6.42             15
2003                                  35,591           1.30             6.16              .83              6.62             39
2002                                  32,148           1.44             6.86              .90              7.40             37
2001(b)                               31,015           1.31*            5.02*             .85*             5.48*            29

NORTH CAROLINA
DIVIDEND ADVANTAGE 2 (NNO)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                               56,373           1.24*            5.54*             .77*             6.01*             5
2005                                  58,155           1.23             5.64              .77              6.10             26
2004                                  55,311           1.22             5.71              .77              6.16             13
2003                                  59,642           1.24             5.80              .76              6.27             22
2002(c)                               53,383           1.19*            4.70*             .74*             5.15*            43

NORTH CAROLINA
DIVIDEND ADVANTAGE 3 (NII)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                               56,562           1.23*            5.52*             .75*             6.00*             1
2005                                  58,035           1.24             5.65              .76              6.14              8
2004                                  54,482           1.22             5.75              .73              6.23             14
2003(d)                               58,653           1.18*            4.61*             .71*             5.08*             3
===============================================================================================================================
                                       Preferred Shares at End of Period
                                   ------------------------------------------
                                     Aggregate       Liquidation
                                        Amount        and Market        Asset
                                   Outstanding             Value     Coverage
                                          (000)        Per Share    Per Share
=============================================================================
NORTH CAROLINA
PREMIUM INCOME (NNC)
-----------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                                $46,800     $25,000            $74,705
2005                                    46,800      25,000             76,286
2004                                    46,800      25,000             74,114
2003                                    46,800      25,000             77,236
2002                                    46,800      25,000             72,695
2001                                    46,800      25,000             71,802

NORTH CAROLINA
DIVIDEND ADVANTAGE (NRB)
-----------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                                 17,000      25,000             74,854
2005                                    17,000      25,000             76,205
2004                                    17,000      25,000             73,692
2003                                    17,000      25,000             77,340
2002                                    17,000      25,000             72,277
2001(b)                                 17,000      25,000             70,610

NORTH CAROLINA
DIVIDEND ADVANTAGE 2 (NNO)
-----------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                                 28,000      25,000             75,333
2005                                    28,000      25,000             76,924
2004                                    28,000      25,000             74,385
2003                                    28,000      25,000             78,252
2002(c)                                 28,000      25,000             72,664

NORTH CAROLINA
DIVIDEND ADVANTAGE 3 (NII)
-----------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                                 28,000      25,000             75,502
2005                                    28,000      25,000             76,817
2004                                    28,000      25,000             73,644
2003(d)                                 28,000      25,000             77,369
=============================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a)  For the six months ended November 30, 2005.
(b) For the period January 25, 2001 (commencement of operations) through May 31, 2001.
(c) For the period November 15, 2001 (commencement of operations) through May 31, 2002.
(d) For the period September 25, 2002 (commencement of operations) through May 31, 2003.


                See accompanying notes to financial statements.

                                  60-61 SPREAD

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN EXCHANGE-TRADED CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Exchange-Traded Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION



In April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers") sold the majority of its controlling equity interest in Nuveen Investments, Inc. ("Nuveen") to the general public. Nuveen is the parent of Nuveen Asset Management ("NAM"), which is each Fund's investment manager. This sale was deemed to be an "assignment" of the investment management agreement between each Fund and NAM and, if applicable, of the sub-advisory agreement between NAM and the Fund's sub-adviser. As required by law, the shareholders of each Fund were asked to approve a new investment management agreement and, if applicable, a new subadvisory agreement that reflected this change in ownership. The shareholders of each Fund voted this approval at a Shareholders' Meeting on July 26, 2005. There were no changes to the investment objectives or management of any Fund as a result of these actions.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE
Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

GLOSSARY OF TERMS USED IN THIS REPORT
AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.



BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS. Managing more than $130 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.
To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


                                        o Share prices
                                        o Fund details
           Learn more                   o Daily financial news
about Nuveen Funds at                   o Investor education
   WWW.NUVEEN.COM/ETF                   o Interactive planning tools


Logo: NUVEEN Investments


                                                                     ESA-C-1105D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen North Carolina Dividend Advantage Municipal Fund 3
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: February 3, 2006
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: February 3, 2006
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: February 3, 2006
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.